                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-02120

                              SECURITY INCOME FUND
               (Exact name of registrant as specified in charter)

              ONE SECURITY BENEFIT PLACE, TOPEKA, KANSAS 66636-0001
               (Address of principal executive offices) (Zip code)

                           MICHAEL G. ODLUM, PRESIDENT
                              SECURITY INCOME FUND
                           ONE SECURITY BENEFIT PLACE
                            TOPEKA, KANSAS 66636-0001
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (785) 438-3000

                      Date of fiscal year end: September 30

                    Date of reporting period: March 31, 2004

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policy making roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Explanatory Note: The Registrant, Security Income Fund, contains three series. This filing on Form N-CSR (including all exhibits) relates solely to the Capital Preservation Series.

ITEM 1. REPORTS TO STOCKHOLDERS.

SECURITY(SM)
   FUNDS

SEMI-ANNUAL
REPORT

MARCH 31, 2004

- SECURITY CAPITAL
  PRESERVATION FUND

       SECURITY DISTRIBUTORS, INC.
[LOGO] A Member of The Security Benefit
       Group of Companies

                       CHAIRMAN OF THE BOARD'S COMMENTARY

                        MAY 18, 2004

[SECURITY
  FUNDS LOGO]

[PHOTO OF JOHN CLELAND]

    John Cleland
Chairman of the Board

TO OUR SHAREHOLDERS:

While the markets on average over the six-month period ended March 31, 2004 provided a positive backdrop for fixed income and equity investors, the path, as is usually the case, was not a smooth one. While both stock funds and bond funds on average benefited from positive market trends, most of the returns for equity funds came in the fourth quarter of 2003, and for bond funds in the first quarter of 2004. The market returns are illustrated in the following table, which shows the performance of the major indexes in each quarter and for the six-month period as a whole. During this period the Security Capital Preservation Fund provided a reasonably stable pattern of returns, which is one of the key investment objectives of the fund.

                                        RETURN %
                              -----------------------------
                                                 SIX MONTHS
                              4TH Q     1ST Q     9/30/03-
        INDEX                 2003      2004      3/31/04
        -----                 -----     -----    ----------
S&P 500                       12.17     1.56       13.92
S&P MIDCAP 400                13.18     4.90       18.73
RUSSELL 2000                  14.53     7.42       23.03
MSCI EAFE ($US)               17.08     4.34       22.16
LEHMAN AGGREGATE BOND           .32     2.93        3.26

Interest rates generally declined, although were volatile over certain periods of time during each quarter. Interest rates on US Treasury Securities of varying maturities are summarized below.

                                           % RATES
                                 ----------------------------
US TREASURY MATURITY             9/30/03   12/31/03   3/31/04
--------------------             -------   --------   -------
3 MONTH                             .95       .95        .95
1 YEAR                             1.15      1.26       1.20
10 YEAR                            3.96      4.27       3.86
LONG TERM (25+ YEARS)              4.97      5.15       4.83

The major trends influencing the markets centered on an unusual confluence of a strengthening economy, corporate profit growth and a weak labor market. The latter factor was key to keeping up investor expectations that the Federal Reserve's accommodative monetary policy would remain in place for some time. While stock prices were up only modestly in the first quarter after a good run up in the previous quarter, the interest rate environment remained positive.

As we look ahead to see how these and other factors may play out, some of the current developments suggest a strengthening in the labor markets, evidence of increasing, though still modest, inflation, as well as a continued positive corporate earnings scenario. The risks of a rising rate environment and negative global political events are concerns that weigh on investors' minds and can impact the markets, at least over the short run. While cognizant of these and other investment risks, investors need to remain focused on their investment plans over the long run.

                  MAY 18, 2004

[SECURITY
  FUNDS LOGO]

I am pleased to announce several recent changes in both the directors and officers of the Security Funds. First, Harry W. Craig, Jr. was elected to the Board as an independent director in February, 2004, and Michael G. Odlum was elected as an inside director to the Board in May 2004. Mike was also named President of the Security Funds and replaces James R. Schmank, who served ably in both positions over the past several years. Jim has taken on new responsibilities at Security Benefit, and we wish him the best in his new role.

Harry W. Craig Jr., is Chairman and Chief Executive Officer of Martin Tractor Company, Inc. and is very active as a leader in community, educational, religious and charitable activities in Kansas. He holds degrees in Arts and in Law from the University of Kansas, and brings to the Board a wealth of business and management experience, as well as independent perspective.

Mike Odlum, CFA, joined Security Benefit Group in February as the new Senior Vice President and Chief Investment Officer. Mike is a graduate of Princeton University and the Wharton Graduate School of Finance at the University of Pennsylvania. During his career, he has worked for a variety of well-regarded companies including The Vanguard Group and Chase Investors Management Corporation. Most recently, he was President and Chief Operating Officer of Allied Investment Advisors, Inc., an investment management firm in Baltimore, MD.

Overall, through the use of disciplined and professional management, the Security Funds are intended to provide shareholders over the long run the benefits of well-defined and diversified investment strategies. We appreciate your investment in the Funds and welcome any comments or questions you may have.

Sincerely,

/s/ John Cleland

John Cleland
Chairman, The Security Funds

                  MAY 18, 2004

[SECURITY
  FUNDS LOGO]

                                   PERFORMANCE

                                     AVERAGE ANNUAL RETURNS
                                      AS OF MARCH 31, 2004
                                     1 YEAR          3 YEAR     SINCE INCEPTION
                                     ------          ------     ---------------
A Shares                              3.57%           4.48%     5.18% (05/03/99)
A Shares with sales charge           (0.03%)          3.25%     4.43% (05/03/99)
B Shares                              3.06%           3.96%     4.67% (05/03/99)
B Shares with CDSC                   (1.94%)          3.03%     4.33% (05/03/99)
C Shares                              3.32%           4.22%     4.93% (05/03/99)
C Shares with CDSC                    2.32%           4.22%     4.93% (05/03/99)

The performance data above represents past performance which is not predictive of future results. The investment return and principal value of an investment in the fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. The figures above do not reflect deduction of the maximum front-end sales charge of 3.50% for Class A shares or the contingent deferred sales charge of 5% for Class B shares and 1% for Class C shares, as applicable, except where noted. Such figures would be lower if the maximum sales charge was deducted. Fee waivers reduced expenses of the Fund and in the absence of such waiver, the performance quoted would be reduced.

                       SECURITY CAPITAL PRESERVATION FUND
                       STATEMENT OF ASSETS AND LIABILITIES

MARCH 31, 2004

ASSETS
   Investment in PreservationPlus Income Portfolio,
     at value ........................................................   $  529,792,128
   Fund shares sold ..................................................        2,972,436
   Prepaid expenses ..................................................           57,101
                                                                         --------------
     Total assets ....................................................      532,821,665
                                                                         --------------
LIABILITIES
   Dividends payable .................................................          144,736
   Fund shares redeemed ..............................................          548,898
   Accrued expenses and other liabilities ............................          520,921
                                                                         --------------
     Total liabilities ...............................................        1,214,555
                                                                         --------------
   Net assets ........................................................   $  531,607,110
                                                                         ==============

NET ASSETS CONSIST OF:
   Paid-in capital ...................................................   $  544,678,638
   Undistributed net investment income ...............................       (3,399,007)
   Accumulated net realized gain from
     investments, futures contracts and
     foreign currency transactions ...................................       10,182,505
   Net unrealized appreciation on investments, futures
     contracts and foreign currency contracts ........................       26,995,255
   Unrealized depreciation on Wrapper
     Agreements ......................................................      (46,850,281)
                                                                         --------------
        Total net assets .............................................   $  531,607,110
                                                                         ==============

CLASS "A" SHARES
   Capital shares outstanding ........................................       31,562,644
   Net assets ........................................................   $  315,677,363
   Net asset value per share .........................................   $        10.00
                                                                         ==============
   Offering price per share (net asset value
     divided by 96.5%) ...............................................   $        10.36
                                                                         ==============

CLASS "B" SHARES
   Capital shares outstanding ........................................        3,723,986
   Net assets ........................................................   $   37,243,705
   Net asset value per share .........................................   $        10.00
                                                                         ==============
CLASS "C" SHARES
   Capital shares outstanding ........................................       17,865,895
   Net assets ........................................................   $  178,686,042
   Net asset value per share .........................................   $        10.00
                                                                         ==============

                            See accompanying notes.

                       SECURITY CAPITAL PRESERVATION FUND
                            STATEMENT OF OPERATIONS

MARCH 31, 2004

INVESTMENT INCOME:
     Interest and dividends ..........................................   $   11,492,388
     Credit rate interest ............................................        1,287,927
     Mortgage dollar roll income .....................................           66,576
     Expenses allocated from PreservationPlus
        Income Portfolio(1) ..........................................       (1,985,147)
                                                                         --------------
     Income, net of expenses allocated
        from PreservationPlus Income Portfolio .......................       10,861,744
                                                                         --------------

EXPENSES:
     Administration and management services fees .....................        1,398,825
     12b-1 distribution fees:
        Class A ......................................................          136,529
        Class B ......................................................           16,229
        Class C ......................................................           70,057
     Registration fees ...............................................           57,364
     Reports to shareholders .........................................           20,100
     Transfer agent fees .............................................          222,813
     Custodian fees ..................................................           15,842
     Professional fees ...............................................           16,020
     Trustee fees ....................................................            9,782
     Other fees ......................................................           10,052
                                                                         --------------
        Total expenses ...............................................        1,973,613
                                                                         --------------
             Net investment income ...................................        8,888,131
                                                                         --------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON
     INVESTMENTS AND WRAPPER AGREEMENTS:
     Net realized gain/(loss) from:
        Investment transactions ......................................        3,038,138
        Foreign currency transactions ................................       10,020,676
        Futures transactions .........................................         (970,921)
                                                                         --------------
     Net realized gain ...............................................       12,087,893
                                                                         --------------

     Net change in unrealized appreciation/depreciation on:
        Investments, foreign currency and
          futures contracts ..........................................         (707,504)
        Wrapper Agreements ...........................................      (11,446,965)
                                                                         --------------
     Net unrealized loss .............................................      (12,154,469)
                                                                         --------------
     Net realized and unrealized gain (loss) on
        investments and Wrapper Agreements ...........................          (66,576)
                                                                         --------------
     Net increase in net assets from operations ......................   $    8,821,555
                                                                         ==============

(1) For the six months ended March 31, 2004, the advisor of the PreservationPlus Income Portfolio waived fees of which $989,232 was allocated to the Fund on a pro-rated basis.

                             See accompanying notes.

                       SECURITY CAPITAL PRESERVATION FUND
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  FOR THE SIX MONTHS ENDED    FOR THE YEAR ENDED
                                                                                  MARCH 31, 2004 (UNAUDITED)  SEPTEMBER 30, 2003
                                                                                  --------------------------  ------------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
   Net investment income .......................................................        $    8,888,131          $   18,908,292
   Net realized gain (loss) from investments,
     futures and foreign currency transactions .................................            12,087,893               5,246,623
   Net change in unrealized appreciation/(depreciation) on
     investments, foreign currency and futures contracts .......................              (707,504)              3,987,967
   Net change in unrealized appreciation/(depreciation) on
     Wrapper Agreements ........................................................           (11,446,965)             (9,606,805)
                                                                                        --------------          --------------
     Net increase in net assets resulting
          from operations ......................................................             8,821,555              18,536,077
                                                                                        --------------          --------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income
     Class A ...................................................................            (9,316,144)            (14,256,925)
     Class B ...................................................................            (1,023,153)               (923,776)
     Class C ...................................................................            (4,566,083)             (3,227,212)
   Net realized gain
     Class A ...................................................................              (629,064)             (3,117,657)
     Class B ...................................................................               (75,655)               (198,350)
     Class C ...................................................................              (317,730)               (570,281)
                                                                                        --------------          --------------
        Total distributions to shareholders ....................................           (15,927,829)            (22,294,201)
                                                                                        --------------          --------------

CAPITAL TRANSACTIONS IN SHARES
   OF BENEFICIAL INTEREST:
   Proceeds from sale of shares
     Class A ...................................................................           107,929,038             323,888,187
     Class B ...................................................................             5,773,486              23,253,464
     Class C ...................................................................            52,071,997             102,144,988
   Distributions reinvested
     Class A ...................................................................             9,580,139              16,799,587
     Class B ...................................................................             1,036,808               1,005,221
     Class C ...................................................................             4,454,711               3,297,115
   Cost of shares redeemed
     Class A ...................................................................           (91,962,680)           (404,593,991)
     Class B ...................................................................            (5,028,780)             (8,752,651)
     Class C ...................................................................           (17,678,939)            (18,557,635)
                                                                                        --------------          --------------
   Net increase in net assets from capital
     transactions in shares of beneficial interest .............................            66,175,780              38,484,285
                                                                                        --------------          --------------
   Net increase in net assets ..................................................            59,069,506              34,726,161

NET ASSETS:
   Beginning of period .........................................................           472,537,604             437,811,443
                                                                                        --------------          --------------
   End of period ...............................................................        $  531,607,110          $  472,537,604
                                                                                        ==============          ==============

                            See accompanying notes.

                              FINANCIAL HIGHLIGHTS

SELECTED DATA FOR EACH SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

SECURITY CAPITAL PRESERVATION FUND (CLASS A SHARES)

                                                                                    FISCAL PERIOD ENDED
                                                          ----------------------------------------------------------------------
                                                          3-31-04(e)   9-30-03     9-30-02     9-30-01     9-30-00    9-30-99(a)
                                                          ----------  ---------   ---------   ---------   ---------   ----------
PER SHARE DATA
NET ASSET VALUE BEGINNING OF PERIOD ....................  $   10.00   $   10.00   $   10.00   $   10.00   $   10.00   $    10.00
INCOME FROM INVESTMENT OPERATIONS:
Net Investment Income ..................................       0.18        0.36        0.48        0.60        0.65         0.22
DISTRIBUTIONS TO SHAREHOLDERS:
Net Investment Income ..................................      (0.18)      (0.36)      (0.48)      (0.60)      (0.65)       (0.22)
Realized Gains .........................................      (0.15)      (0.08)         --          --          --           --
Reverse Stock Split (d) ................................       0.15        0.08          --          --          --           --
                                                          ---------   ---------   ---------   ---------   ---------   ----------
   Total Distributions .................................      (0.18)      (0.36)      (0.48)      (0.60)      (0.65)       (0.22)
                                                          ---------   ---------   ---------   ---------   ---------   ----------
NET ASSET VALUE END OF PERIOD ..........................  $   10.00   $   10.00   $   10.00   $   10.00   $   10.00   $    10.00
                                                          =========   =========   =========   =========   =========   ==========
TOTAL INVESTMENT RETURN (b) ............................       1.83%       3.64%       4.94%       6.15%       6.65%        2.24%
RATIOS/SUPPLEMENTAL DATA

Net Assets End of Period (thousands) ...................  $ 314,753   $ 294,501   $ 361,411   $ 208,117   $ 198,235   $   25,261
Ratio of Net Investment Income
     to Average Net Assets .............................       3.78%       3.68%       4.72%       6.00%       6.51%        6.16%
Ratio of Expenses to Average Net Assets (c) ............       1.52%       1.45%       1.37%       1.20%       1.00%        1.26%
Ratio of Expenses to Average Net Assets
   Before Waivers (c) ..................................       1.62%       1.53%       1.50%       1.61%       1.64%        2.18%

SECURITY CAPITAL PRESERVATION FUND (CLASS B SHARES)

                                                                                    FISCAL PERIOD ENDED
                                                          ----------------------------------------------------------------------
                                                          3-31-04(e)   9-30-03     9-30-02     9-30-01     9-30-00    9-30-99(a)
                                                          ----------  ---------   ---------   ---------   ---------   ----------
PER SHARE DATA
NET ASSET VALUE BEGINNING OF PERIOD ....................  $   10.00   $   10.00   $   10.00   $   10.00   $   10.00   $    10.00
INCOME FROM INVESTMENT OPERATIONS:
Net Investment Income ..................................       0.16        0.31        0.43        0.55        0.60         0.20
DISTRIBUTIONS TO SHAREHOLDERS:
Net Investment Income ..................................      (0.16)      (0.31)      (0.43)      (0.55)      (0.60)       (0.20)
Realized Gains .........................................      (0.15)      (0.08)         --          --          --           --
Reverse Stock Split (d) ................................       0.15        0.08          --          --          --           --
                                                          ---------   ---------   ---------   ---------   ---------   ----------
   Total Distributions .................................      (0.16)      (0.31)      (0.43)      (0.55)      (0.60)       (0.20)
                                                          ---------   ---------   ---------   ---------   ---------   ----------
NET ASSET VALUE END OF PERIOD ..........................  $   10.00   $   10.00   $   10.00   $   10.00   $   10.00   $    10.00
                                                          =========   =========   =========   =========   =========   ==========
TOTAL INVESTMENT RETURN (b) ............................       1.58%       3.12%       4.42%       5.68%       6.12%        2.03%
RATIOS/SUPPLEMENTAL DATA
Net Assets End of Period (thousands) ...................  $  37,085   $  35,989   $  20,677   $   3,033   $     790   $      324
Ratio of Net Investment Income
   to Average Net Assets ...............................       3.26%       3.14%       4.07%       5.44%       6.01%        5.27%
Ratio of Expenses to Average Net Assets (c) ............       2.04%       1.95%       1.89%       1.63%       1.50%        1.89%
Ratio of Expenses to Average Net Assets
   Before Waivers (c) ..................................       2.14%       2.03%       2.02%       2.04%       2.14%        2.81%

                             See accompanying notes.

                              FINANCIAL HIGHLIGHTS

SELECTED DATA FOR EACH SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

SECURITY CAPITAL PRESERVATION FUND (CLASS C SHARES)

                                                                                    FISCAL PERIOD ENDED
                                                          ----------------------------------------------------------------------
                                                          3-31-04(e)   9-30-03     9-30-02     9-30-01     9-30-00    9-30-99(a)
                                                          ----------  ---------   ---------   ---------   ---------   ----------
PER SHARE DATA
NET ASSET VALUE BEGINNING OF PERIOD ....................  $   10.00   $   10.00   $   10.00   $   10.00   $   10.00   $    10.00
INCOME FROM INVESTMENT OPERATIONS:
Net Investment Income ..................................       0.17        0.33        0.46        0.58        0.62         0.21
DISTRIBUTIONS TO SHAREHOLDERS:
Net Investment Income ..................................      (0.17)      (0.33)      (0.46)      (0.58)      (0.62)       (0.21)
Realized Gains .........................................      (0.15)      (0.08)         --          --          --           --
Reverse Stock Split (d) ................................       0.15        0.08          --          --          --           --
                                                          ---------   ---------   ---------   ---------   ---------   ----------
   Total Distributions .................................      (0.17)      (0.33)      (0.46)      (0.58)      (0.62)       (0.21)
                                                          ---------   ---------   ---------   ---------   ---------   ----------
NET ASSET VALUE END OF PERIOD ..........................  $   10.00   $   10.00   $   10.00   $   10.00   $   10.00   $    10.00
                                                          =========   =========   =========   =========   =========   ==========
TOTAL INVESTMENT RETURN (b) ............................       1.71%       3.36%       4.68%       5.93%       6.39%        2.12%
RATIOS/SUPPLEMENTAL DATA
Net Assets End of Period (thousands) ...................  $ 177,477   $ 142,048   $  55,723   $   5,762   $   1,697   $      194
Ratio of Net Investment Income
     to Average Net Assets .............................       3.54%       3.38%       4.32%       5.72%       6.26%        5.51%
Ratio of Expenses to Average Net Assets (c) ............       1.79%       1.70%       1.67%       1.41%       1.25%        1.64%
Ratio of Expenses to Average Net Assets
   Before Waivers (c) ..................................       1.89%       1.78%       1.80%       1.82%       1.89%        2.56%

(a) Security Capital Preservation Fund Class A, B and C Shares were initially capitalized on May 3, 1999, with a net asset value of $10 per share. Amounts presented are for the period May 3, 1999 through September 30, 1999. Percentage amounts, except for total return, have been annualized.

(b) Total return information does not reflect deduction of any sales charges imposed at the time of purchase for Class A shares or upon redemption for Class B and C shares.

(c) Ratio of expenses to average net assets includes expenses of the PreservationPlus Income Portfolio.

(d) See Note 5 in Notes to Financial Statements.

(e) Unaudited figures for the six months ended March 31, 2004. Percentage amounts for the period, except for total return, have been annualized.

                             See accompanying notes.

                         NOTES TO FINANCIAL STATEMENTS

NOTE I - ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

A. ORGANIZATION

      Security Capital Preservation Fund (the "Fund") seeks to provide investors with a high level of current income while seeking to maintain a stable net asset value ("NAV") per share. Security Income Fund is an open-end management investment company (mutual fund) registered under the Investment Company Act of 1940 (the "Act"). The Fund is a separate series of Security Income Fund and currently offers three classes of shares (the "Shares"). The Shares are offered exclusively to retirement accounts such as tax-sheltered annuity custodial accounts ("TSA Accounts"), individual retirement accounts ("IRAs"), and to employees investing through participant-directed employee benefit plans. The Fund began operations on May 3, 1999. Class A shares are sold with a sales charge at the time of purchase. Class A shares are not subject to a sales charge when they are redeemed. Class B and C shares are offered without a front-end sales charge but incur additional class-specific expenses. Redemptions of the shares within 5 years of acquisition for Class B shares and redemptions within 1 year of acquisition for Class C shares incur a contingent deferred sales charge. Effective on or about June 11, 2004, the Fund will cease to offer shares to new investors. Management will notify prospective shareholders when the Fund re-opens to new accounts.

      Effective June 3, 2002, Class S shares were exchanged for Class C shares. The Fund seeks to achieve its investment objective by investing substantially all of its assets in the PreservationPlus Income Portfolio (the "Portfolio"). The Portfolio is an open-end management investment company registered under the Act. The value of such investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio. At March 31, 2004, the Fund's investment was approximately 20.8% of the Portfolio.

      The financial statements of the Portfolio, including a list of assets held, are contained elsewhere in this report and should be read in conjunction with the Fund's financial statements.

B. VALUATION OF SECURITIES, SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME

      Valuation of securities by the Portfolio is discussed in Note 1 of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

      The Fund earns income, net of expenses, on its investment in the Portfolio. All of the net investment income and net realized and unrealized gains and losses (including Wrapper Agreements) of the Portfolio are allocated pro rata among the investors in the Portfolio on a daily basis.

      Security transactions are accounted for on a trade date basis. Realized gains and losses on investments sold are computed on the basis of identified cost. The realized and unrealized gains and losses in the Statement of Operations represent the Fund's pro rata interest in the realized and unrealized gains and losses of the Portfolio, including the offsetting valuation change of the Wrapper Agreements.

C. DISTRIBUTIONS

      It is the Fund's policy to declare dividends daily and distribute dividends monthly to shareholders from net investment income. Dividends payable to shareholders are recorded by the Fund on the ex-dividend date. Distributions of net realized short-term and long-term capital gains, if any, will be made annually.

D. FEDERAL INCOME TAXES

      It is the Fund's policy to comply with the requirements of the Internal Revenue Code and distribute all of its income to shareholders. Therefore, no federal income tax provision is required. The Fund may periodically make reclassifications among certain of its capital accounts as a result of differences in the characterization and allocation of certain income and capital gains determined in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States.

E. OTHER

      Security Income Fund accounts separately for the assets, liabilities and operations of each fund. Expenses directly attributable to a fund are charged to that fund, while expenses which are attributable to all of the funds are allocated among them on the basis of relative net assets.

      The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

NOTE 2 - FEES AND TRANSACTIONS WITH AFFILIATES

      The Fund has entered into an Administration and Services Agreement with Security Management Company, LLC ("SMC"). Under this agreement, SMC provides administrative functions and transfer agency services. This agreement provides for the Fund to pay SMC an administration fee, accrued daily and paid monthly, equal to .09% per year of the average daily net assets of the Fund.

      Effective February 1, 2004, there is a minimum annual charge of $25,000 for administrative fees. Effective February 1, 2004, SMC is paid the following for providing transfer agent services to the Funds:

            Per account charge: $5.00 to $8.00
            Transactions fees: $0.60 to $1.10
            Minimum charge: $25,000
            Plus certain out-of-pocket charges

      Prior to February 1, 2004, SMC was paid the following for providing transfer agent services to the Funds:

            Per account charge: $8.00
            Transaction fees: $1.00

      Under a Sub-Accounting Agreement between SMC and Bankers Trust Company, Bankers Trust has agreed to provide certain accounting services to the Fund, including the daily calculation of the Fund's NAV. The Sub-Accounting Agreement provides for SMC to pay Bankers Trust a fee, equal to $16,000 per year.

      Pursuant to a separate Management Services Agreement, SMC also performs certain other services on behalf of the Fund. Under this Agreement, SMC provides, among other things, feeder fund management and administrative services to the Fund which include monitoring the performance of the Portfolio, coordinating the Fund's relationship with the Portfolio, communicating with the Fund's Board of Directors and shareholders regarding the Portfolio's performance and the Fund's two tier structure, and in general, assisting the Board of Directors of the Fund in all aspects of the administration and operation of the Fund. For these services, the Fund pays SMC a fee at the annual rate of .20% of its average daily net assets, calculated daily and payable monthly.

      For the period ended March 31, 2004, Deutsche Asset Management, Inc. waived its fees to the extent necessary to limit all expenses to .80% of the average daily net assets of the Portfolio. In addition, SMC has agreed to cap the annual expenses of the Fund at 1.50% of the average daily net assets, exclusive of interest, taxes, brokerage fees and commissions, extraordinary expenses and 12b-1 fees.

      The Fund has adopted Distribution Plans related to the offering of Class A, B, and C shares pursuant to Rule 12b-1 of the Investment Company Act. The Plans provide for payments at an annual rate of 0.25% of the average daily net assets of Class A shares, 0.75% of the average daily net assets of Class B shares and 0.50% of the average daily net assets of Class C shares.

      Security Distributors, Inc. (SDI) is national distributor for the Fund. For the period ended March 31, 2004, SDI received net underwriting commissions on sales of shares in the amount of $11,973.

      Certain officers and directors of the Fund are also officers and/or directors of Security Benefit Life Insurance Company and its subsidiaries, which include SMC and SDI.

NOTE 3 - SHARES OF BENEFICIAL INTEREST

At March 31, 2004, there were an unlimited number of shares of beneficial interest authorized. Transactions in shares of beneficial interest were as follows:

Period Ended March 31, 2004:

                         Shares        Shares       Shares      Reverse    Increase (Decrease)
                          Sold       Reinvested    Redeemed      Split           Shares
                       ----------    ----------   ----------    --------   -------------------
Class A                10,792,905      958,013    (9,196,266)   (443,340)       2,111,312
Class B                   577,354      103,681      (502,878)    (53,319)         124,838
Class C                 5,207,209      445,471    (1,767,877)   (223,924)       3,660,879

Year Ended September 30, 2003:

                         Shares        Shares       Shares      Reverse    Increase (Decrease)
                          Sold       Reinvested    Redeemed       Split          Shares
                       ----------    ----------  -----------    --------   -------------------
Class A                32,389,228     1,679,960  (40,458,532)   (311,766)      (6,701,110)
Class B                 2,325,369       100,517     (875,087)    (19,778)       1,531,021
Class C                10,214,589       329,711   (1,855,694)    (56,904)       8,631,702

NOTE 4 - FEDERAL TAX MATTERS

The tax character of distributions paid during the fiscal year ended September 30, 2003 was identical to those reported in the Statement of Changes in Net Assets except as follows:

YEAR                    ORDINARY INCOME             CAPITAL GAIN
----                    ---------------             ------------
2003                    $    22,026,461             $    267,740

As of September 30, 2003, the components of accumulated earnings (deficit) on a tax basis were identical to those reported in the Statement of Assets and Liabilities except as follows:

UNDISTRIBUTED    UNDISTRIBUTED                  ACCUMULATED         OTHER         UNREALIZED             TOTAL
  ORDINARY         LONG-TERM      ACCUMULATED   CAPITAL AND      TEMPORARY      APPRECIATION          ACCUMULATED
   INCOME            GAIN          EARNINGS     OTHER LOSSES     DIFFERENCES    (DEPRECIATION)     EARNINGS (DEFICIT)
-------------    -------------    -----------   ------------     -----------    --------------     ------------------
$   6,469,153    $     382,062    $ 6,851,215   $         --     $(1,131,258)   $(11,685,211)         ($5,965,254)

NOTE 5 - ADDITIONAL DISTRIBUTIONS

      In order to comply with requirements of the Internal Revenue Code applicable to regulated investment companies, the Fund is required to distribute accumulated net realized gains, if any, on an annual basis. When such distributions are made, the immediate impact is a corresponding reduction in the net asset value per share of each Class. Given the objective of the Fund to maintain a stable net asset value of $10 per share, the Fund intends to declare a reverse stock split immediately subsequent to any such distributions at a rate that will cause the total number of shares held by each shareholder, including shares acquired on reinvestment of that distribution, to remain the same as before the distribution was paid and in effect reinstate a net asset value of $10 per share.

      On December 15, 2003, the Fund declared a capital gain distribution of $0.15 per share and a corresponding reverse stock split of 0.9852 per share. There was no effect on the value of the total holdings of each shareholder (assuming reinvestment of such distributions) as a result of this activity.

      NOTE 6 - WRAPPER AGREEMENT VALUATION

      The staff of the Securities and Exchange Commission has inquired as to the valuation methodology for Wrapper Agreements utilized by "stable value" mutual funds including this Fund. In the event that the commissioners of the Securities and Exchange Commission determine that the valuation method currently utilized by "stable value" mutual funds is no longer an acceptable practice, and wrapper contracts should be valued based on their probable cash flows, the fair value of the Portfolio's Wrapper Agreements would be different and the Fund would not be able to maintain a stable net asset value per share. To the extent that the Wrapper Agreements are valued as a payable (receivable) under the current method, the change would result in a net asset value per share of greater (less) than $10 per share. At March 31, 2004, the Portfolio's Wrapper Agreements had a fair value of $136,275,362, which the Portfolio reflected as a payable to the wrapper providers, of which approximately $28,286,098 is allocable to Fund based on its ownership interest in the Portfolio.

                        PRESERVATIONPLUS INCOME PORTFOLIO

                               SEMI-ANNUAL REPORT

                                 MARCH 31, 2004

                   (The following financial statements of the
                PreservationPlus Income Portfolio should be read
              in conjunction with the Fund's financial statements.)

                        SCHEDULE OF PORTFOLIO INVESTMENTS

MARCH 31, 2004

      PRESERVATIONPLUS INCOME PORTFOLIO

                                               PRINCIPAL         MARKET
         CORPORATE BONDS - 16.8%                AMOUNT           VALUE
         -----------------------             ------------     ------------
CONSUMER DISCRETIONARY - 2.1%
Albertson's, Inc.:
   7.25%, 5/1/2013 .....................     $     75,000     $     86,828
   7.5%, 2/15/2011 .....................        1,000,000        1,173,594
Comcast Corp.:
   5.3%, 1/15/2014 .....................        1,000,000        1,023,754
   7.05%, 3/15/2033 ...................         6,000,000        6,666,954
Daimler Chrysler NA Holding Corp.:
   7.4%, 1/20/2005 .....................        1,200,000        1,254,418
   8.5%, 1/18/2031 .....................        3,000,000        3,689,382
Delphi Corp., 6.5%, 5/1/2009 ...........        1,000,000        1,097,782
Federated Department Stores, Inc.,
   6.9%, 4/1/2029 ......................        1,000,000        1,112,963
Ford Motor Co.,
   7.45%, 7/16/2031 ....................        7,000,000        6,990,711
Gannett Co., Inc.,
   6.375%, 4/1/2012 ....................          500,000          573,523
General Motors Corp.,
   8.375%, 7/15/2033 ...................        6,000,000        6,806,166
Home Depot, Inc.,
   5.375%, 4/1/2006 ....................        1,025,000        1,094,601
Marriott International, Inc., "A",
   6.875%, 11/15/2005 ..................        1,000,000        1,078,112
McDonald's Corp.,
   6.0%, 4/15/2011 .....................        1,000,000        1,113,623
News America Holdings, Inc.,
   8.5%, 2/15/2005 .....................        1,000,000        1,051,664
Northwest Airlines Corp.,
   8.072%, 4/1/2021 ....................          909,230        1,013,933
Simon Property Group, LP, 144A,
   3.75%, 1/30/2009 ....................        3,000,000        3,046,764
Target Corp.:
   5.375%, 6/15/2009 ...................        1,000,000        1,093,464
   5.875%, 3/1/2012 ....................        1,900,000        2,109,684
Time Warner, Inc.:
   6.125%, 4/15/2006 ...................        2,000,000        2,154,834
   7.625%, 4/15/2031 ...................        3,500,000        4,094,755
   7.7%, 5/1/2032 ......................        2,000,000        2,364,296
Viacom, Inc.:
   "B", 6.625%, 5/15/2011 ..............        1,000,000        1,151,309
   7.7%, 7/30/2010 .....................        1,000,000        1,208,944
                                                              ------------
                                                                53,052,058
                                                              ------------

CONSUMER STAPLES - 1.6%
Altria Group, Inc.,
   5.625%, 11/4/2008 ...................        1,000,000        1,057,880
Anheuser-Busch Cos., Inc.:
   6.0%, 4/15/2011 .....................        1,000,000        1,126,611
   7.5%, 3/15/2012 .....................        1,000,000        1,221,203
Archer-Daniels-Midland Co.,
   8.875%, 4/15/2011 ...................        2,000,000        2,579,236
Campbell Soup Co.,
   5.5%, 3/15/2007 .....................        1,000,000        1,087,258
Coca-Cola Co.,
   4.0%, 6/1/2005 ......................        1,000,000        1,027,858
Coca-Cola Enterprises, Inc.:
   5.25%, 5/15/2007 ....................        1,000,000        1,083,641
   6.125%, 8/15/2011 ...................        1,000,000        1,132,825
Colgate-Palmolive Co.,
   5.98%, 4/25/2012 ....................        2,000,000        2,249,846
ConAgra Foods, Inc.,
   6.75%, 9/15/2011 ....................        1,000,000        1,147,962
Coors Brewing Co.,
   6.375%, 5/15/2012 ...................        1,000,000        1,125,461
Gillette Co., 4.0%,
   6/30/2005 ...........................        1,000,000        1,030,423
H.J. Heinz Finance Co.,
   6.0%, 3/15/2012 .....................        1,000,000        1,118,609
Johnson & Johnson,
   4.95%, 5/15/2033 ....................        2,000,000        1,896,618
Kellogg Co.,
   6.6%, 4/1/2011 ......................        1,000,000        1,157,132
Kraft Foods, Inc.:
   4.625%, 11/1/2006 ...................        1,000,000        1,055,551
   5.625%, 11/1/2011 ...................        1,900,000        2,060,312
   6.25%, 6/1/2012 .....................        1,000,000        1,121,190
Pepsi Bottling Holdings, Inc., 144A,
   5.625%, 2/17/2009 ...................        1,000,000        1,109,870
Procter & Gamble Co.:
   6.875%, 9/15/2009 ...................        1,000,000        1,180,833
   8.5%, 8/10/2009 .....................        1,000,000        1,253,338
Safeway, Inc.:
   4.8%, 7/16/2007 .....................        1,000,000        1,058,686
   6.5%, 11/15/2008 ....................          825,000          922,106
Unilever Capital Corp.:
   6.875%, 11/1/2005 ...................        1,000,000        1,079,737
   7.125%, 11/1/2010 ...................        2,500,000        2,980,138
UST, Inc.,
   6.625%, 7/15/2012 ...................          400,000          453,731
Wal-Mart Stores, Inc.:
   4.375%, 7/12/2007 ...................        1,000,000        1,057,616
   5.45%, 8/1/2006 .....................        2,000,000        2,151,612
   5.875%, 10/15/2005 ..................        1,000,000        1,064,851
   6.875%, 8/10/2009 ...................        1,460,000        1,713,425
                                                              ------------
                                                                40,305,559
                                                              ------------

                            See accompanying notes.

                        SCHEDULE OF PORTFOLIO INVESTMENTS

MARCH 31, 2004

                  PRESERVATIONPLUS INCOME PORTFOLIO (CONTINUED)

                                               PRINCIPAL         MARKET
      CORPORATE BONDS (CONTINUED)               AMOUNT           VALUE
      ---------------------------            ------------     ------------
ENERGY - 1.1%

Alabama Power Co.,
   5.5%, 10/15/2017 ....................     $    200,000     $    214,036
Anadarko Finance Co., Series B,
   7.5%, 5/1/2031 ......................          500,000          605,133
Anadarko Petroleum Corp.,
   5.375%, 3/1/2007 ....................        1,230,000        1,328,254
Atlantic Richfield Co.,
   10.875%, 7/15/2005 ..................        1,000,000        1,114,828
BP Capital Markets America, Inc.,
   4.2%, 6/15/2018 .....................        1,000,000          961,788
ChevronTexaco Capital Co.,
   3.5%, 9/17/2007 .....................        2,000,000        2,065,536
Conoco, Inc.:
   6.35%, 4/15/2009 ....................        1,000,000        1,138,732
   6.95%, 4/15/2029 ....................        1,000,000        1,165,552
Devon Energy Corp.:
   2.75%, 8/1/2006 .....................        3,000,000        3,019,191
   7.95%, 4/15/2032 ....................          750,000          929,296
Devon Financing Corp., ULC,
   7.875%, 9/30/2031 ...................          500,000          615,251
Kinder Morgan Energy Partners LP:
   5.0%, 12/15/2013 ....................        1,000,000        1,007,541
   6.75%, 3/15/2011 ....................          500,000          571,643
Lasmo USA, Inc.,
   7.5%, 6/30/2006 .....................        2,000,000        2,232,800
Marathon Oil Corp.,
   5.375%, 6/1/2007 ....................        1,000,000        1,079,714
MidAmerican Energy Holdings Co.,
   3.5%, 5/15/2008 .....................        1,500,000        1,499,334
Nexen, Inc.,
   7.875%, 3/15/2032 ...................          500,000          624,112
Occidental Petroleum Corp.,
     7.375%, 11/15/2008 ................        1,000,000        1,171,305
Pemex Project Funding Master Trust:
   7.375%, 12/15/2014 ..................        1,225,000        1,362,812
   7.875%, 2/1/2009 ....................        1,000,000        1,152,500
   8.625%, 2/1/2022 ....................          636,000          734,580
Phillips Petroleum Co.,
   8.5%, 5/25/2005 .....................        1,000,000        1,078,637
Tosco Corp.,
   7.625%, 5/15/2006 ...................        1,250,000        1,386,588
Valero Energy Corp.,
   6.125%, 4/15/2007 ...................        2,000,000        2,198,866
                                                              ------------
                                                                29,258,029
                                                              ------------

FINANCIALS - 6.8%

ABN Amro Bank NV:
   7.125%, 6/18/2007 ...................          250,000          284,784
   7.25%, 5/31/2005 ....................        1,000,000        1,065,084
Allstate Corp.:
   5.35%, 6/1/2033 .....................          500,000          478,981
   7.875%, 5/1/2005 ....................        1,000,000        1,067,447
American Express Co.,
   6.875%, 11/1/2005 ...................        1,000,000        1,085,257
American General Finance Corp.:
   4.5%, 11/15/2007 ....................        5,000,000        5,286,800
   5.75%, 3/15/2007 ....................          700,000          764,641
   5.875%, 12/15/2005 ..................        1,440,000        1,543,154
American International Group, Inc., 144A,
   4.25%, 5/15/2013 ....................        1,000,000          982,847
Associates Corp. of North America,
   8.55%, 7/15/2009 ....................        1,500,000        1,853,626
AXA Financial, Inc.,
   7.75%, 8/1/2010 .....................        1,000,000        1,202,597
Bank of America Corp.:
   4.875%, 1/15/2013 ...................        1,000,000        1,036,904
   5.875%, 2/15/2009 ...................        1,000,000        1,115,869
   7.125%, 9/15/2006 ...................        1,000,000        1,111,820
   7.4%, 1/15/2011 .....................        4,000,000        4,801,312
Bank of New York Co., Inc.,
   7.3%, 12/1/2009 .....................        2,000,000        2,388,904
Bank One Corp.:
   5.25%, 1/30/2013 ....................        2,000,000        2,098,884
   6.5%, 2/1/2006 ......................        1,000,000        1,082,580
   6.875%, 8/1/2006 ....................        1,000,000        1,107,769
BankBoston NA,
   6.5%, 12/19/2007 ....................        1,000,000        1,131,086
BB&T Corp.:
   4.75%, 10/1/2012 ....................        1,000,000        1,029,156
   5.2%, 12/23/2015 ....................        1,000,000        1,034,208
Bear Stearns & Co., Inc.:
   5.7%, 11/15/2014 ....................          500,000          538,717
   7.625%, 2/1/2005 ....................        1,000,000        1,051,342
Berkshire Hathaway Corp., "A", 144A,
   4.625%, 10/15/2013 ..................        4,000,000        4,065,740
Boeing Capital Corp.:
   5.75%, 2/15/2007 ....................          500,000          543,095
   6.1%, 3/1/2011 ......................          350,000          388,757
   6.35%, 11/15/2007 ...................        1,425,000        1,594,514
Capital One Bank,
   4.25%, 12/1/2008 ....................        2,000,000        2,050,230
Caterpillar Financial Service Corp.:
   2.59%, 7/15/2006 ....................        1,000,000        1,012,487
   4.875%, 6/15/2007 ...................        1,000,000        1,073,682

                             See accompanying notes.

                        SCHEDULE OF PORTFOLIO INVESTMENTS

MARCH 31, 2004

                  PRESERVATIONPLUS INCOME PORTFOLIO (CONTINUED)

                                               PRINCIPAL         MARKET
      CORPORATE BONDS (CONTINUED)               AMOUNT           VALUE
      ---------------------------            ------------     ------------
FINANCIALS (CONTINUED)

Charter One Bank Financial, Inc.,
   6.375%, 5/15/2012 ...................     $    915,000     $  1,022,641
Chubb Corp.,
   6.0%, 11/15/2011 ....................          500,000          555,680
CIT Group, Inc.:
   3.375%, 4/1/2009 ....................        2,235,000        2,216,112
   7.75%, 4/2/2012 .....................        1,000,000        1,207,816
Citigroup, Inc.:
   6.5%, 1/18/2011 .....................        5,000,000        5,769,975
   6.75%, 12/1/2005 ....................        2,000,000        2,162,820
   7.25%, 10/1/2010 ....................          500,000          595,481
Credit Suisse First Boston USA, Inc.:
   3.875%, 1/15/2009 ...................        2,000,000        2,046,790
   4.625%, 1/15/2008 ...................        2,000,000        2,118,710
   6.125%, 11/15/2011 ..................        1,500,000        1,675,500
EOP Operating LP:
   5.875%, 1/15/2013 ...................        1,000,000        1,083,285
   7.75%, 11/15/2007 ...................          350,000          407,556
Everest Reinsurance Holdings, Inc.,
   8.75%, 3/15/2010 ....................        1,000,000        1,259,560
Fifth Third Bancorp,
   4.5%, 6/1/2018 ......................          500,000          483,243
Ford Motor Credit Co.:
   6.5%, 1/25/2007 .....................        7,000,000        7,477,435
   7.375%, 10/28/2009 ..................        4,000,000        4,390,576
General Electric Capital Corp.:
   4.25%, 1/15/2008 ....................        4,000,000        4,202,352
   5.0%, 2/15/2007 .....................        2,825,000        3,031,612
   5.875%, 2/15/2012 ...................        2,000,000        2,219,468
   6.75%, 3/15/2032 ....................        2,200,000        2,541,367
   6.8%, 11/1/2005 .....................        2,000,000        2,158,262
   7.5%, 5/15/2005 .....................          500,000          533,504
General Motors Acceptance Corp.:
   6.125%, 8/28/2007 ...................        5,000,000        5,388,585
   7.5%, 7/15/2005 .....................        1,000,000        1,064,159
   7.75%, 1/19/2010 ....................        2,000,000        2,267,318
Golden West Financial Corp.,
   4.75%, 10/1/2012 ....................        1,000,000        1,034,941
Goldman Sachs Capital I,
   6.345%, 2/15/2034 ...................          500,000          514,082
Goldman Sachs Group, Inc.:
   4.75%, 7/15/2013 ....................        3,000,000        2,999,676
   6.125%, 2/15/2033 ...................        1,000,000        1,031,097
   6.875%, 1/15/2011 ...................        1,000,000        1,161,879
Hartford Financial Services Group,
   4.7%, 9/1/2007 ......................        1,000,000        1,068,933
Health Care Property Investment
 Inc., (REIT),
   6.45%, 6/25/2012 ....................        1,000,000        1,129,633
Household Finance Corp.:
   6.5%, 1/24/2006 .....................        1,000,000        1,081,147
   6.5%, 11/15/2008 ....................        1,000,000        1,131,941
   7.0%, 5/15/2012 .....................        4,000,000        4,693,952
John Deere Capital Corp.,
   3.125%, 12/15/2005 ..................        4,000,000        4,107,896
John Hancock Financial Services, Inc.,
   5.625%, 12/1/2008 ...................        1,000,000        1,098,739
JP Morgan Chase & Co.:
   3.5%, 3/15/2009 .....................        2,000,000        2,012,894
   6.0%, 1/15/2009 .....................        1,000,000        1,111,117
Landesbank Baden-Wurttemberg,
   6.35%, 4/1/2012 .....................        1,500,000        1,714,747
Lehman Brothers Holdings, Inc.:
   7.0%, 2/1/2008 ......................          859,000          984,733
   7.875%, 11/1/2009 ...................          200,000          243,252
   8.25%, 6/15/2007 ....................          775,000          906,754
Marshall & Ilsley Corp.,
   2.625%, 2/9/2007 ....................        2,000,000        2,020,286
MBNA Corp.,
   5.0%, 6/15/2015 .....................          500,000          505,954
Mellon Bank NA,
   7.625%, 9/15/2007 ...................        1,000,000        1,169,427
Merrill Lynch & Co., Inc.,
   6.0%, 2/17/2009 .....................        1,000,000        1,116,272
MetLife, Inc.,
   6.125%, 12/1/2011 ...................        1,000,000        1,127,805
Morgan Stanley,
   4.75%, 4/1/2014 .....................        2,900,000        2,852,443
Morgan Stanley Dean Witter & Co.,
   6.6%, 4/1/2012 ......................        1,000,000        1,149,726
Morgan Stanley Group, Inc.,
   7.0%, 10/1/2013 .....................        1,600,000        1,863,078
National City Bank of Indiana,
   4.875%, 7/20/2007 ...................        1,500,000        1,612,610
Nationwide Financial Services,
   5.9%, 7/1/2012 ......................        1,450,000        1,594,366
PNC Funding Corp.,
   6.875%, 7/15/2007 ...................        1,000,000        1,132,339
SLM Corp.:
   5.0%, 4/15/2015 .....................          500,000          507,093
   5.625%, 8/1/2033 ....................          500,000          490,447
Southern Co. Capital Funding,
   5.3%, 2/1/2007 ......................        1,000,000        1,090,179
SunTrust Banks, Inc.:
   6.375%, 4/1/2011 ....................        1,000,000        1,140,925
   7.75%, 5/1/2010 .....................        1,135,000        1,395,839

                            See accompanying notes.

                        SCHEDULE OF PORTFOLIO INVESTMENTS

MARCH 31, 2004

                  PRESERVATIONPLUS INCOME PORTFOLIO (CONTINUED)

                                               PRINCIPAL         MARKET
      CORPORATE BONDS (CONTINUED)               AMOUNT           VALUE
      ---------------------------            ------------     ------------
FINANCIALS (CONTINUED)

Textron Financial Corp.:
   5.875%, 6/1/2007 ....................     $  2,830,000     $  3,120,587
   6.0%, 11/20/2009 ....................        1,500,000        1,688,889
Toronto Dominion Bank,
   6.45%, 1/15/2009 ....................        1,500,000        1,697,193
Travelers Property Casualty Corp.,
   6.375%, 3/15/2033 ...................        1,000,000        1,061,170
Union Planters Corp.,
   4.375%, 12/1/2010 ...................          250,000          255,400
US Bancorp,
   5.1%, 7/15/2007 .....................        1,000,000        1,083,401
US Bank National Association:
   4.8%, 4/15/2015 .....................        2,000,000        2,023,096
   6.3%, 2/4/2014 ......................        1,000,000        1,140,595
Verizon Global Funding Corp.,
   6.75%, 12/1/2005 ....................        1,000,000        1,081,209
Wachovia Corp.:
   6.15%, 3/15/2009 ....................        1,500,000        1,685,521
   7.5%, 7/15/2006 .....................        1,000,000        1,119,594
Washington Mutual, Inc.,
   4.0%, 1/15/2009 .....................        1,500,000        1,531,893
Wells Fargo & Co.:
   5.125%, 2/15/2007 ...................        3,000,000        3,226,083
   7.25%, 8/24/2005 ....................        1,000,000        1,077,347
                                                              ------------
                                                               174,340,261
                                                              ------------

HEALTH CARE - 0.5%

Abbott Laboratories,
   5.625%, 7/1/2006 ....................        1,000,000        1,079,746
Becton, Dickinson & Co.,
   4.9%, 4/15/2018 .....................          500,000          512,249
Eli Lilly & Co.:
   4.5%, 3/15/2018 .....................        1,000,000          980,687
   6.0%, 3/15/2012 .....................        1,000,000        1,128,743
Health Care Reit, Inc., (REIT),
   8.0%, 9/12/2012 .....................        4,000,000        4,739,372
Wyeth:
   6.5%, 2/1/2034 ......................        1,500,000        1,583,709
   7.25%, 3/1/2023 .....................        2,000,000        2,265,536
                                                              ------------
                                                                12,290,042
                                                              ------------

INDUSTRIALS - 1.0%

British Aerospace Finance, Inc., 144A,
   7.5%, 7/1/2027 ......................        2,500,000        2,915,165
Burlington Northern Santa Fe Corp.:
   7.0%, 12/15/2025 ....................          750,000          863,248
   7.875%, 4/15/2007 ...................        1,000,000        1,156,536
Caterpillar, Inc.,
   9.375%, 8/15/2011 ...................        1,000,000        1,347,216
Cendant Corp.,
   6.25%, 1/15/2008 ....................          750,000          830,971
CSX Corp.,
   7.45%, 5/1/2007 .....................        1,100,000        1,254,953
Deere & Co.,
   7.85%, 5/15/2010 ....................        1,000,000        1,224,892
Delta Air Lines, Inc., Series 02-1,
   6.417%, 7/2/2012 ....................        2,420,000        2,606,836
Emerson Electrical Co.,
   7.875%, 6/1/2005 ....................        2,000,000        2,140,976
FedEx Corp.,
   9.65%, 6/15/2012 ....................        1,000,000        1,334,120
Honeywell International, Inc.,
   7.5%, 3/1/2010 ......................        1,000,000        1,202,286
Lockheed Martin Corp.,
   8.5%, 12/1/2029 .....................        1,000,000        1,341,405
Norfolk Southern Corp.,
   6.2%, 4/15/2009 .....................          950,000        1,068,305
Northrop Grumman Corp.,
   7.0%, 3/1/2006 ......................        1,000,000        1,092,413
Pitney Bowes, Inc.,
   5.95%, 2/1/2005 .....................        1,000,000        1,032,499
Raytheon Co.:
   6.4%, 12/15/2018 ....................        1,500,000        1,660,617
   7.0%, 11/1/2028 .....................        1,000,000        1,127,611
Waste Management, Inc.,
   7.375%, 8/1/2010 ....................        2,000,000        2,356,436
                                                              ------------
                                                                26,556,485
                                                              ------------

INFORMATION TECHNOLOGY - 0.1%

First Data Corp.,
   4.7%, 8/1/2013 ......................          200,000          204,532
Hewlett-Packard Co.,
   5.75%, 12/15/2006 ...................        1,000,000        1,088,692
IBM Corp.,
   4.875%, 10/1/2006 ...................        1,000,000        1,068,432
                                                              ------------
                                                                 2,361,656
                                                              ------------

MATERIALS - 0.6%

Alcoa, Inc., 6.0%, 1/15/2012 ...........        1,000,000        1,125,537
Dow Chemical Co.:
   5.75%, 11/15/2009 ...................        1,000,000        1,095,198
   7.0%, 8/15/2005 .....................        1,000,000        1,069,542
E.I. du Pont de Nemours,
   6.875%, 10/15/2009 ..................        1,000,000        1,177,328

                             See accompanying notes.

                        SCHEDULE OF PORTFOLIO INVESTMENTS

MARCH 31, 2004

                  PRESERVATIONPLUS INCOME PORTFOLIO (CONTINUED)

                                               PRINCIPAL         MARKET
      CORPORATE BONDS (CONTINUED)               AMOUNT           VALUE
      ---------------------------            ------------     ------------
MATERIALS (CONTINUED)
Inco Ltd.,
   7.75%, 5/15/2012 ....................     $  2,000,000     $  2,416,324
International Flavors & Fragrance, Inc.,
   6.45%, 5/15/2006 ....................        1,000,000        1,084,547
International Paper Co.,
   5.3%, 4/1/2015 ......................        1,000,000        1,012,460
MeadWestvaco Corp.,
   6.8%, 11/15/2032 ....................          500,000          532,475
Monsanto Co.,
   7.375%, 8/15/2012 ...................        2,500,000        2,963,477
Praxair, Inc.,
   3.95%, 6/1/2013 .....................        1,000,000          967,074
Weyerhaeuser Co.:
   5.5%, 3/15/2005 .....................        1,000,000        1,037,279
   7.375%, 3/15/2032 ...................        1,000,000        1,147,770
                                                              ------------
                                                                15,629,011
                                                              ------------

TELECOMMUNICATION SERVICES - 1.4%
AAT&T Wireless Services, Inc.:
   7.5%, 5/1/2007 ......................        3,000,000        3,410,607
   8.75%, 3/1/2031 .....................        3,000,000        3,891,009
BellSouth Corp.,
   6.0%, 10/15/2011 ....................        2,000,000        2,218,144
Cingular Wireless,
   6.5%, 12/15/2011 ....................        1,000,000        1,121,058
Cox Communications, Inc.:
   4.625%, 6/1/2013 ....................        3,350,000        3,270,417
   5.5%, 10/1/2015 .....................        1,000,000        1,024,827
   6.8%, 8/1/2028 ......................          300,000          324,007
GTE California, Inc.,
   5.5%, 1/15/2009 .....................        1,000,000        1,084,151
SBC Communications, Inc.:
   5.75%, 5/2/2006 .....................        1,000,000        1,075,958
   5.875%, 2/1/2012 ....................        1,000,000        1,092,575
   6.25%, 3/15/2011 ....................        2,000,000        2,239,706
Sprint Capital Corp.:
   6.875%, 11/15/2028 ..................        1,000,000        1,038,491
   8.75%, 3/15/2032 ....................        5,000,000        6,319,495
Verizon Maryland, Inc.,
   5.125%, 6/15/2033 ...................        4,000,000        3,587,280
Verizon Wireless, Inc.,
   5.375%, 12/15/2006 ..................        2,500,000        2,692,708
                                                              ------------
                                                                34,390,433
                                                              ------------

UTILITIES - 1.6%
American Electric Power,
   6.125%, 5/15/2006 ...................        1,500,000        1,620,306
Appalachian Power Co.,
   5.95%, 5/15/2033 ....................          500,000          500,567
Arizona Public Service Co.,
   4.65%, 5/15/2015 ..................            500,000          483,580
CenterPoint Energy Houston,
   5.75%, 1/15/2014 ..................            500,000          536,318
Commonwealth Edison Co.,
   6.95%, 7/15/2018 ..................            500,000          585,203
Consolidated Edison Company of
  New York, Inc.:
   5.1%, 6/15/2033 ...................            500,000          464,420
   7.5%, 9/1/2010 ....................          1,385,000        1,669,931
Constellation Energy Group, Inc.:
   6.35%, 4/1/2007 ...................          1,000,000        1,102,405
   7.0%, 4/1/2012 ....................          1,000,000        1,152,508
Dominion Resources, Inc.:
   5.125%, 12/15/2009 ................          3,000,000        3,197,385
   6.3%, 3/15/2033 ...................          1,000,000        1,023,267
DTE Energy Co.,
   6.45%, 6/1/2006 ...................          1,000,000        1,080,287
Florida Power & Light Co.,
   5.625%, 4/1/2034 ..................          1,000,000        1,008,403
FPL Group Capital, Inc.:
   7.375%, 6/1/2009 ..................          1,000,000        1,179,676
   7.625%, 9/15/2006 .................            500,000          563,066
K N Energy, Inc.,
   7.25%, 3/1/2028 ...................          1,500,000        1,709,842
Kansas City Power & Light Co., Series B,
   6.0%, 3/15/2007 ...................          1,000,000        1,093,435
KeySpan Corp.:
   7.875%, 2/1/2010 ..................            750,000          912,296
   8.0%, 11/15/2030 ..................            400,000          524,723
Niagara Mohawk Power Corp., Series G,
   7.75%, 10/1/2008 ..................          1,000,000        1,172,815
NiSource Finance Corp.,
   5.4%, 7/15/2014 ...................            500,000          516,332
Pacific Gas & Electric Co.,
   6.05%, 3/1/2034 ...................          3,780,000        3,823,262
PacifiCorp.,
   5.45%, 9/15/2013 ..................            300,000          320,899
PECO Energy Co.,
   3.5%, 5/1/2008 ....................          1,000,000        1,019,748
Pepco Holdings, Inc.,
   4.0%, 5/15/2010 ...................            500,000          495,252
PP&L Capital Funding, Inc.,
   8.375%, 6/15/2007 .................          1,000,000        1,152,882
Progress Energy, Inc.:
   6.75%, 3/1/2006 ...................          1,335,000        1,446,928
   6.85%, 4/15/2012 ..................            940,000        1,075,255
PSE&G Power LLC,
   7.75%, 4/15/2011 ..................          1,000,000        1,198,003

                            See accompanying notes.

                        SCHEDULE OF PORTFOLIO INVESTMENTS

MARCH 31, 2004

                        PRESERVATIONPLUS INCOME PORTFOLIO
                                  (CONTINUED)

                                                              PRINCIPAL      MARKET
CORPORATE BONDS(CONTINUED)                                     AMOUNT         VALUE
-------------------------                                   ------------   ------------
UTILITIES (CONTINUED)
Public Service Company of Colorado,
        5.5%, 4/1/2014 ..................................   $  1,000,000   $  1,072,255

Public Service New Mexico,
        4.4%, 9/15/2008 .................................      1,000,000      1,035,479
Sempra Energy,
        7.95%, 3/1/2010 .................................      1,000,000      1,208,399
South Carolina Electric & Gas,
        7.5%, 6/15/2005 .................................      1,000,000      1,067,907
Texas-NewMexico Power Co.,
        6.125%, 6/1/2008 ................................      1,000,000      1,047,166
TXU Energy Co.,
        6.125%, 3/15/2008 ...............................      1,500,000      1,639,176
Union Electric Co.,
        5.1%, 8/1/2018 ..................................        500,000        514,499
Virginia Electric & Power, Series A,
        5.375%, 2/1/2007 ................................      1,000,000      1,076,588
Wisconsin Energy Corp.,
        6.2%, 4/1/2033 ..................................        280,000        290,522
                                                                           ------------
                                                                             41,580,985
                                                                           ------------
        Total Corporate Bonds (Cost $403,958,329) .......                   429,764,519
                                                                           ------------
ASSET BACKED - 8.3%

AUTOMOBILE RECEIVABLES - 2.1%

Americredit Automobile Receivables Trust,
        "B", Series 2002-1,
        5.28%, 4/9/2007 .................................      3,080,000      3,177,495
Capital Auto Receivables Asset Trust:
        "CTFS", Series 2004-1, 2.84%,
        9/15/2010 .......................................      3,560,000      3,590,923
        "CTFS", Series 2002-2, 4.18%,
        10/15/2007 ......................................        454,096        463,231
Capital One Prime Auto Receivable Trust,
        "A4", Series 2003-B,
        3.18%, 9/15/2010 ................................      4,200,000      4,283,265
Daimler Chrysler Auto Trust,
        "CTFS", Series 2004-A,
        2.85%, 8/8/2010 .................................      1,560,000      1,553,546
Ford Credit Auto Owner Trust:
        "C", Series 2002-D,
        4.4%, 5/15/2007 .................................      2,640,000      2,740,569
        "C", Series 2002-C,
        4.81%, 3/15/2007 ................................        660,000        682,608
        "B", Series 2001-D,
        5.01%, 3/15/2006 ................................        570,000        580,624
Franklin Auto Trust:
        "A4", Series 2002-1,
        4.51%, 2/22/2010 ................................      6,300,000      6,584,256
        "A4", Series 2001-2,
        4.55%, 7/20/2009 ................................      2,740,000      2,814,999
Household Automotive Trust,
        "A4", Series 2003-1,
        2.22%, 11/17/2009 ...............................      9,900,000      9,891,377
Hyundai Auto Receivables Owner Trust,
        "C", Series 2002-A,144A,
        3.91%, 2/16/2009 ................................      1,490,000      1,526,923
MMCA Automobile Trust:
        "A3", Series 2002-3,
        2.97%, 3/15/2007 ................................      3,707,672      3,732,368
        "B", Series 2001-2,
        5.75%, 6/15/2007 ................................        150,601        152,775
Navistar Financial Corp. Owner Trust,
        "A4", Series 2002-A,
        4.76%, 4/15/2009 ................................      4,200,000      4,338,390
Union Acceptance Corp.:
        "A4", Series 2002-A,
        4.59%, 7/8/2008 .................................      3,600,000      3,714,689
        "A4", Series 2000-D,
        6.89%, 4/9/2007 .................................      2,900,410      2,994,148
World Omni Auto Receivables Trust,
        "B", Series 2002-A,
        3.75%, 7/15/2009 ................................        478,778        487,366
                                                                           ------------
                                                                             53,309,552
                                                                           ------------

CREDIT CARD RECEIVABLES - 3.2%
Bank One Issuance Trust,
        "C3", Series 2002-C3,
        3.76%, 8/15/2008 ................................      6,324,000      6,485,541
Capital One Master Trust:
        "C", Series 1999-1, 144A,
        6.6%, 7/16/2007 .................................      5,750,000      5,780,129
        "C", Series 2000-3, 144A,
        7.9%, 10/15/2010 ................................      7,350,000      8,384,513
Chase USA Master Trust:
        "C", Series 1999-1, 144A,
        7.35, 1/15/2009 .................................     13,330,000     13,647,539
        "A", Series 2000-1,
        7.49%, 8/17/2009 ................................      1,320,000      1,337,693
Chemical Master Credit Card Trust,
        "A", Series 1996-3,
        7.09%, 2/15/2009 ................................      7,190,000      7,964,267
Citibank Credit Card Issuance Trust,
        "C1", Series 2000-C1,
        7.45%, 9/15/2007 ................................      3,500,000      3,777,334

                            See accompanying notes.

                        SCHEDULE OF PORTFOLIO INVESTMENTS

MARCH 31, 2004

                        PRESERVATIONPLUS INCOME PORTFOLIO
                                  (CONTINUED)

                                                                  PRINCIPAL     MARKET
        ASSET BACKED (CONTINUED)                                   AMOUNT        VALUE
        -----------------------                                ------------   -----------
CREDIT CARD RECEIVABLES (CONTINUED)

Citibank Credit Card Master Trust I,
        "B", Series 1999-2,
        6.15%, 3/10/2011 ...................................   $  5,130,000   $  5,775,441
First USA Credit Card Master Trust:
        "C", Series 1998-6, 144A,
        6.16%, 4/18/2011 ...................................      1,000,000      1,088,750
        "C", Series 1998-2, 144A,
        6.8%, 2/18/2011 ....................................      3,790,000      4,215,191
Fleet Credit Card Master Trust,
        "B", Series 2001-B,
        5.9%, 12/15/2008 ...................................      9,000,000      9,694,737
Household Affinity Credit Card
        Master Note, "B", Series 2003-2,
        2.51%, 2/15/2008 ...................................      6,261,000      6,322,256
MBNA Credit Card Master Note Trust:
        "B1", Series 2002-B1,
        5.15%, 7/15/2009 ...................................        700,000        748,910
        "C3", Series 2001-C3,
        6.55%, 12/15/2008 ..................................      4,500,000      4,881,746
Pass-Through Amortizing Credit Card Trust,
        "A1FX", Series 2002-1A, 144A,
        4.096%, 6/18/2012 ..................................      2,189,422      2,233,372
                                                                               -----------
                                                                                82,337,419
                                                                               -----------

HOME EQUITY LOANS - 2.1%
Ameriquest Mortgage Securities, Inc.:
        "AF3", Series 2003-6,
        4.258%, 8/25/2033 ..................................      3,030,000      3,129,814
        "A6", Series 2003-5,
        4.541%, 7/25/2033 ..................................      1,980,000      2,018,600
Centex Home Equity,
        "AF6", Series 2004-B,
        1.0%, 3/25/2034 ....................................      2,445,000      2,473,533
Chase Funding Mortgage Loan:
        "1A6", Series 2004-1,
        4.266%, 6/25/2015 ..................................      1,440,000      1,429,900
        "1A6", Series 2003-6,
        4.585%, 5/25/2015 ..................................      3,260,000      3,276,501
        "1A6", Series 2003-5,
        4.597%, 1/25/2015 ..................................      3,065,000      3,098,184
Citifinancial Mortgage Securities, Inc.,
        "AF6", Series 2003-4,
        4.493%, 10/25/2033 .................................      6,170,000      6,176,993
Equity One ABS, Inc.:
        "AF6", Series 2004-1,
        4.205%, 4/25/2034 ..................................      4,660,000      4,745,633
        "AF6", Series 2003-4,
        4.833%, 11/25/2033  ................................      2,640,000      2,742,312

First Alliance Mortgage Loan Trust,
        "A1", Series 1999-4,
        7.52%, 3/20/2031 ...................................        859,313        882,578
Residential Asset Mortgage Products, Inc.:
        "AI2", Series 2004-RZ1,
        2.34%, 7/25/2027 ...................................      6,490,000      6,476,817
        "A6", Series 2003-RZ3,
        3.4%, 3/25/2033 ....................................      2,640,000      2,539,631
        "A5", Series 2003-RZ4,
        4.66%, 2/25/2032 ...................................      3,200,000      3,289,833
Residential Asset Securities Corp.:
        "AI4", Series 2003-KS11,
        4.51%, 2/25/2032 ...................................      2,040,000      2,104,862
        "A16", Series 2003-KS10,
        4.54%, 12/25/2033 ..................................      3,700,000      3,828,272
Residential Funding Mortgage Securities,
        "A2", Series 2004-HI1,
        2.49%, 7/25/2013 ...................................      4,360,000      4,368,621
                                                                               -----------
                                                                                52,582,084
                                                                               -----------

MANUFACTURED HOUSING RECEIVABLES - 0.7%

Conseco Finance:
        "A3", Series 2001-D,
        4.67%, 11/15/2032 ..................................        283,913        284,594
        "A4", Series 2002-A,
        6.32%, 4/15/2032 ...................................      3,300,000      3,383,708
Green Tree Financial Corp.,
        "A5", Series 1994-1, 7.65%,
        4/15/2019 ..........................................      3,417,227      3,758,950
Lehman ABS Manufactured Housing
        Contracts, "A6", Series 2001-B,
        6.467%, 8/15/2028 ..................................      4,387,023      4,777,626
Vanderbilt Acquisition Loan Trust,
        "A3", Series 2002-1,
        5.7%, 9/7/2023 .....................................      6,300,000      6,599,518
                                                                               -----------
                                                                                18,804,396
                                                                               -----------

MISCELLANEOUS - 0.2%
Caterpillar Financial Asset Trust:
        "B", Series 2002-A,
        4.03%, 5/26/2008 ...................................        540,000        553,699
SSB RV Trust,
        "A5", Series 2001-1,
        6.3%, 4/15/2016 ....................................      5,000,000      5,397,489
                                                                               -----------
                                                                                 5,951,188
                                                                               -----------
        Total Asset Backed (Cost $207,979,172) .............                   212,984,639
                                                                               -----------

                            See accompanying notes.

                        SCHEDULE OF PORTFOLIO INVESTMENTS

MARCH 31, 2004

                        PRESERVATIONPLUS INCOME PORTFOLIO
                                  (CONTINUED)

FOREIGN BONDS                              PRINCIPAL     MARKET
US$ DENOMINATED - 3.3%                      AMOUNT       VALUE
---------------------                     ----------   ----------
Abbey National PLC,
        6.69%, 10/17/2005 .............   $2,000,000   $2,151,500
Aegon NV, 4.75%, 6/1/2013 .............      800,000      813,126
African Development Bank,
        3.25%, 7/29/2005 ..............    3,000,000    3,070,944
Alcan, Inc.,

        4.875%, 9/15/2012 .............    1,000,000    1,034,603
Americ Movil SA de CV,
        5.5%, 4/1/2014 ................    2,000,000    1,996,620
Asian Development Bank,
        4.875%, 2/5/2007 ..............    2,000,000    2,141,902
Bank of Tokyo-Mitsubishi Ltd.,
        8.4%, 4/15/2010 ...............    1,000,000    1,248,105
Barclays Bank PLC,
        7.4%, 12/15/2009 ..............    1,000,000    1,201,033
BHP Billiton Finance BV,
        4.8%, 4/15/2013 ...............    2,000,000    2,067,354
Bombardier, Inc., Series B, 144A,
        6.75%, 5/1/2012 ...............    3,000,000    3,264,018
BP Capital Markets PLC,
        4.0%, 4/29/2005 ...............    1,000,000    1,026,980
British Telecommunications PLC:
        7.875%, 12/15/2005 ............    1,000,000    1,096,297
        8.125%, 6/15/2004 .............    1,000,000    1,235,753
        8.625%, 6/15/2004 .............    1,000,000    1,334,229
Burlington Resources Finance:
        5.6%, 12/1/2006 ...............    1,000,000    1,081,876
        6.68%, 2/15/2011 ..............    1,000,000    1,142,797
Corp. Andina De Fomento,

        6.875%, 3/15/2012 .............      315,000      361,641
Deutsche Telekom International
  Finance BV:
        7.75%, 6/15/2004 ..............    1,000,000    1,076,584
        8.25%, 6/15/2030 ..............    3,500,000    4,588,612
Diageo Capital PLC,
        4.85%, 5/15/2018 ..............      500,000      500,234
Dow Capital BV,
        9.2%, 6/1/2010 ................      800,000    1,008,354
European Investment Bank:
        4.0%, 3/15/2005 ...............    2,000,000    2,053,436
        4.0%, 8/30/2005 ...............    1,000,000    1,036,269
        4.625%, 3/1/2007 ..............    1,000,000    1,072,164
Export Development Corp. of Canada,
        4.0%, 8/1/2007 ................    2,000,000    2,101,220
Financement Quebec,
        5.0%, 10/25/2012 ..............    1,000,000    1,062,961
France Telecom,
        8.75%, 3/1/2011 ...............   $1,000,000   $1,221,307
HSBC Bank PLC,
        6.95%, 3/15/2011 ..............    1,000,000    1,184,336
HSBC Holding PLC,
        7.5%, 7/15/2009 ...............    1,000,000    1,191,257
Hydro-Quebec,
        8.0%, 2/1/2013 ................    1,000,000    1,285,419
Inter-American Development Bank:
        6.375%, 10/22/2007 ............    1,000,000    1,132,174
        8.4%, 9/1/2009 ................      828,000    1,038,756
Kingdom of Spain,
        7.0%, 7/19/2005 ...............    3,000,000    3,211,074
Korea Development Bank,
        5.25%, 11/16/2006 .............    1,000,000    1,067,150
Ontario Electricity Financial Corp.:
        6.1%, 1/30/2008 ...............      750,000      842,093
        7.45%, 3/31/2013 ..............      500,000      618,093
Providence of British Columbia,
        5.375%, 10/29/2008 ............    2,000,000    2,201,172
Providence of Manitoba,
        7.5%, 2/22/2010 ...............    2,000,000    2,435,884
Province of Nova Scotia,
        5.75%, 2/27/2012 ..............    3,000,000    3,358,947
Province of Ontario,
        5.5%, 10/1/2008 ...............    1,000,000    1,105,101
Province of Quebec:
        5.75%, 2/15/2009 ..............    1,000,000    1,115,295
        7.0%, 1/30/2007 ...............    1,000,000    1,127,729
Province of Saskatchewan,
        7.375%, 7/15/2013 .............    1,000,000    1,247,997
Republic of Italy:
        3.625%, 9/14/2007 .............    1,000,000    1,035,028
        5.375%, 6/15/2033 .............    1,000,000    1,014,429
Republic of Korea,
        8.875%, 4/15/2008 .............    1,000,000    1,210,300
Santander Finance Issuances,
        6.8%, 7/15/2005 ...............    1,500,000    1,597,111
Telecom Italia Capital:
        144A, 4.0%, 11/15/2008 ........    2,000,000    2,044,666
        144A, 5.25%, 11/15/2013 .......    2,000,000    2,062,476
The International Bank for
 Reconstruction and Development:
        5.0%, 3/28/2006 ...............    1,000,000    1,065,045
        6.625%, 8/21/2006 .............    1,000,000    1,108,226
United Mexican States:
        6.375%, 1/16/2013 .............    2,000,000    2,166,000
        8.3%, 8/15/2031 ...............    1,000,000    1,175,000
        8.5%, 2/1/2006 ................    2,000,000    2,226,000

                            See accompanying notes.

                        SCHEDULE OF PORTFOLIO INVESTMENTS

MARCH 31, 2004

                       PRESERVATIONPLUS INCOME PORTFOLIO
                                   (CONTINUED)

                 FOREIGN BONDS                                                       PRINCIPAL     MARKET
           US$ DENOMINATED (CONTINUED)                                                 AMOUNT      VALUE
           --------------------------                                              -----------   -----------
Vodafone Group PLC,
        7.75%, 2/15/2010 .......................................................   $ 1,000,000   $ 1,204,740
WMC Finance USA,
        6.25%, 5/15/2033 .......................................................       300,000       314,197
                                                                                                 -----------
        Total Foreign Bonds - US$ Denominated
           (Cost $79,558,842) ..................................................                  84,375,614
                                                                                                 -----------

US GOVERNMENT AGENCY SPONSORED
PASS-THRUS - 32.4%
Federal Home Loan Mortgage Corp.:
        4.5% with various maturities from
         4/1/2018 until 8/1/2033 ...............................................    52,203,168    52,899,327
        5.0% with various maturities from
         11/1/2018 until 12/1/2033 (e) .........................................    85,117,372    96,230,691
        5.5% with various maturities from
         7/1/2016 until 12/1/2033(e) ...........................................    56,374,673    57,844,837
        6.0% with various maturities from
         5/1/2016 until 12/1/2033 (e) ..........................................    31,414,825    32,675,466
        6.5% with various maturities from
         10/1/2015 until 1/1/2033 ..............................................    25,263,445    26,563,183
        7.0% with various maturities from
         8/1/2015 until 10/1/2032 ..............................................     2,681,438     2,846,223
        7.2%, 10/1/2006 ........................................................     8,319,951     9,141,546
        7.5% with various maturities from
         5/1/2024 until 11/1/2033 ..............................................     7,985,512     8,598,803
Federal National Mortgage Association:
        3.25%, 11/15/2007 ......................................................    33,000,000    33,753,588
        4.125%, 4/15/2014 ......................................................     1,700,000     1,671,314
        4.5% with various maturities from
         4/1/2018 until 11/1/2033 ..............................................    56,914,194    57,217,866
        5.0% with various maturities from
         9/1/2017 until 12/1/2033(e) ...........................................   117,118,919   119,406,194
        5.5% with various maturities from
         4/1/2018 until 4/1/2034 (e) ...........................................   136,733,484   140,655,087
        6.0% with various maturities from
         5/1/2016 until 12/1/2033(e) ...........................................    83,371,061    87,100,554
        6.5% with various maturities from
         12/1/2015 until 7/1/2033 ..............................................    50,577,824    53,300,102
        7.0% with various maturities from
         2/1/2015 until 12/1/2032 ..............................................    37,738,577    40,072,893
        7.5% with various maturities from
         10/1/2026 until 7/1/2032 ..............................................     4,331,871     4,645,563
        8.0% with various maturities from
         5/1/2025 until 9/1/2027 ...............................................     1,692,343     1,845,829
                                                                                                 -----------
        Total US Government Agency Pass-Thrus
         (Cost $816,710,086) ...................................................                 826,469,066
                                                                                                 -----------
Amresco Commercial Mortgage Funding,
        "B", Series 1997-C1,
        7.24%, 6/17/2029 .......................................................     5,300,000     5,943,981
Bear Stearns Commercial Mortgage
 Securities:
        "A2", Series 2003-T10,
        4.74%, 3/13/2040 .......................................................     9,800,000    10,114,139
        "A1", Series 2000-WF2,
        7.11%, 10/15/2032 ......................................................       760,970       853,782
        "A2", Series 2000-WF8,
        7.78%, 2/15/2032 .......................................................     2,000,000     2,397,621
Bear Stearns Commercial Mortgage
 Securities, Inc.:
        "A3", Series 2003-T12,
        4.24%, 8/13/2039 .......................................................     6,500,000     6,653,302
        "A4", Series 2003-T12,
        4.68%, 8/13/2039 .......................................................     3,300,000     3,383,020
Bear Stearns Commercial Mortgage
 Securities, Inc.:
        "A2", Series 2002-TOP8,
        4.83%, 8/15/2038 .......................................................     2,170,000     2,262,352
        "A1", Series 2000-WF1,
        7.64%, 2/15/2032 .......................................................        92,600       102,241
Capco America Securitization Corp.,
        "A1B", Series 1998-D7,
        6.26%, 10/15/2030 ......................................................     1,100,000     1,238,611
CDC Commercial Mortgage Trust,
        "A2", Series 2002-FX1,
        5.676%, 11/15/2032 .....................................................     6,170,000     6,772,388
Chase Commercial Mortgage Securities
 Corp., "A2", Series 1998-1,
        6.56%, 5/18/2030 .......................................................     3,310,000     3,718,909
Commercial Mortgage Acceptance Corp.:
        "A2", Series 1998-C2,
        6.03%, 9/15/2030 .......................................................     7,610,000     8,382,796
        "A2", Series 1999-C1,
        7.03%, 6/15/2031 .......................................................     8,500,000     9,881,162
Commercial Mortgage Asset Trust:
        "A1", Series 1999-C1,
        6.25%, 1/17/2032 .......................................................     8,853,281     9,368,570
        "A2", Series 1999-C2,
        7.546%*, 11/17/2032 ....................................................     4,200,000     4,979,893
        "A3", Series 1999-C2,
        7.737%, 11/17/2032 .....................................................     5,510,000     6,766,215

                             See accompanying notes.

                        SCHEDULE OF PORTFOLIO INVESTMENTS

MARCH 31, 2004

                        PRESERVATIONPLUS INCOME PORTFOLIO
                                  (CONTINUED)

        COLLATERALIZED MORTGAGE                 PRINCIPAL      MARKET
        OBLIGATIONS (CONTINUED)                  AMOUNT        VALUE
        -----------------------                -----------   -----------
CS First Boston Mortgage
 Securities Corp.:
        "A3", Series 2004-C1,
        4.321%, 1/15/2037 ..................   $ 6,570,000   $ 6,692,638
        "A2", Series 2001-CF2,
        5.935%, 2/15/2034 ..................     3,000,000     3,182,653
        "A3", Series 2001-CF2,
        6.238%, 2/15/2034 ..................     2,000,000     2,222,849
        "A2", Series 2000-C1,
        7.545%, 4/14/2062 ..................     5,600,000     6,670,541
DLJ Commercial Mortgage Corp.:
        "A1B", Series 1998-CG1,
        6.41%, 6/10/2031 ...................     5,985,000     6,729,889
        "A1B", Series 1999-CG2,
        7.3%, 6/10/2032 ....................    11,375,000    13,392,720
Federal National Mortgage Association,
        "C", Series 2002-M1,
        6.17%, 2/25/2016 ...................     1,170,000     1,302,974
First Union - Lehman Brothers
 Commercial Mortgage,
        "A3", Series 1997-C2,
        6.65%, 11/18/2029 ..................    10,260,000    11,408,315
First Union Commercial Mortgage Trust,
        "A2", Series 1999-C1,
        6.07%, 10/15/2035 ..................     8,900,000     9,947,299
First Union National Bank
 Commercial Mortgage:
        "A1", Series 1999-C4,
        7.184%, 12/15/2031 .................       999,497     1,068,003
        "A2", Series 2000-C1,
        7.841%, 5/17/2032 ..................     5,500,000     6,650,089
First Union-Lehman Brothers-Bank of America:
        "A1", Series 1998-C2,
        6.28%, 11/18/2035 ..................       156,456       163,323
        "A2", Series 1998-C2,
        6.56%, 11/18/2035 ..................     8,700,000     9,825,697
        "D", Series 1998-C2,
        6.778%, 11/18/2035 .................     5,000,000     5,693,325
GE Capital Commercial
 Mortgage Corp.,
        "A2", Series 2001-1,
        6.531%, 5/15/2033 ..................     8,700,000    10,017,243
GMAC Commercial Mortgage
 Securities, Inc.:
        "A1", Series 1998-C2,
        6.15%, 5/15/2035 ...................     1,827,801     1,894,849
        "A2", Series 1998-C2,
        6.42%, 5/15/2035 ...................    12,170,000    13,726,876
        "A2", Series 2001-C1,
        6.465%, 4/15/2034 ..................     5,800,000     6,623,752
        "A3", Series 1997-C1,
        6.869%, 7/15/2029 ..................    11,313,613    12,554,934
        "A2", Series 1999-C2,
        6.945%, 9/15/2033 ..................     5,700,000     6,579,262
GS Mortgage Securities Corp. II,
        "A2", Series 1999-C1,
        6.11%,11/18/2030 ...................     9,000,000    10,009,021
Heller Finance Commercial
 Mortgage Asset Corp.,
        "A2", Series 2000-PH1,
        7.75%, 1/17/2034 ...................     5,500,000     6,592,831
JP Morgan Chase Commercial
 Mortgage Securities,
        "A2", Series 2004-C1,
        4.302%, 1/15/2038 ..................     9,800,000     9,973,415
JP Morgan Chase Commercial
 Mortgage Securities Corp.,
        "A4", Series 2003-PM1A,
        5.326%, 8/12/2040 ..................     6,400,000     6,835,910
JP Morgan Commercial
 Mortgage Finance Corp.,
        "A3", Series 1997-C5,
        7.088%, 9/15/2029 ..................     1,700,550     1,892,417
LB Commercial Conduit
 Mortgage Trust,
        "A1", Series 1999-C1,
        6.41%, 6/15/2031 ...................     2,144,190     2,283,482
LB-UBS Commercial Conduit
 Mortgage Trust,
        "A1", Series 2000-C3,
        7.95%, 7/15/2009 ...................     2,201,467     2,456,854
LB-UBS Commercial Mortgage Trust:
        "A5", Series 2002-C4,
        4.853%, 9/15/2031 ..................     2,170,000     2,267,627
        "A4", Series 2002-C7,
        4.96%, 12/15/2031 ..................     7,960,000     8,324,594
        "A2", Series 2000-C3,
        7.95%, 1/15/2010 ...................     5,000,000     6,068,294
LB-UBS Commercial Mortgage Trust,
        "A4", Series 2001-C2,
        4.367%, 3/1/2036 ...................     9,900,000     9,948,902
Master Resecuritization Trust,
        "1", Series 2002-3,
        5.0%, 9/26/2031 ....................     1,406,105     1,409,620
Merrill Lynch Mortgage Investors, Inc.,
        "A3", Series 1996-C2,
        6.96%, 11/21/2028 ..................     7,409,841     8,078,361

                            See accompanying notes.

                        SCHEDULE OF PORTFOLIO INVESTMENTS

MARCH 31, 2004

                        PRESERVATIONPLUS INCOME PORTFOLIO
                                   (CONTINUED)

        COLLATERALIZED MORTGAGE                                                     PRINCIPAL      MARKET
        OBLIGATIONS (CONTINUED)                                                      AMOUNT        VALUE
        ----------------------                                                     ----------    ----------
Morgan Stanley Capital I:
        "A2", Series 2004-T13,
        3.94%, 9/13/2045 .......................................................   $10,000,000   $10,146,546
        "A4", Series 2003-IQ6,
        4.97%, 12/15/2041 ......................................................     6,450,000     6,694,748
        "A4", Series 2003-T11,
        5.15%, 6/13/2041 .......................................................     9,500,000    10,070,026
        "A2", Series 1998-WF2,
        6.54%, 7/15/2030 .......................................................     7,455,000     8,418,968
        "A2", Series 1998-WF1,
        6.55%, 3/15/2030 .......................................................     5,200,000     5,818,056
        "A2", Series 1999-CAM1,
        6.76%, 3/15/2032 .......................................................     1,427,227     1,556,533
        "A4", Series 1999-CAM1,
        7.02%, 3/15/2032 .......................................................     3,000,000     3,491,059
Morgan Stanley Dean Witter Capital,
        "A4", Series 2001-TOP5,
        6.39%, 10/15/2035 ......................................................     2,635,000     3,020,771
Morgan Stanley Dean Witter Capital I:
        "A2", Series 1003-TOP9,
        4.74%, 11/13/2036 ......................................................     8,500,000     8,796,990
        "A3", Series 2002-IQ2,
        5.52%, 12/15/2035 ......................................................     4,420,000     4,829,914
        "A3", Series 2001-IQA,
        5.72%, 12/18/2032 ......................................................     6,610,000     7,287,544
        "A2", Series 2002-TOP7,
        5.98%, 1/15/2039 .......................................................     5,820,000     6,517,565
        "A4", Series 2001-TOP3,
        6.39%, 7/15/2033 .......................................................     6,890,000     7,896,524
Nationslink Funding Corp.,
        "A2", Series 1998-2,
        6.476%, 8/20/2030 ......................................................     8,800,000     9,944,116
Nomura Asset Securities Corp.:
        "A1B", Series 1998-D6,
        6.59%, 3/15/2030 .......................................................     6,000,000     6,807,186
        "A1C", Series 1998-D6,
        6.69%, 3/15/2030 .......................................................     3,300,000     3,865,357
PNC Mortgage Acceptance Corp.:
        "A1B", Series 1999-CM1,
        7.33%, 12/10/2032 ......................................................     8,005,000     9,401,047
        "A1", Series 2000-C1,
        7.52%, 7/15/2008 .......................................................     1,286,597     1,446,522
        "A2", Series 2000-C1,
        7.61%, 2/15/2010 .......................................................     4,200,000     4,995,112
Prudential Commercial Mortgage Trust,
        "A2", Series 2003-PWR1,
        4.493%, 2/11/2036 ......................................................     3,700,000     3,750,444
Prudential Securities Corp.,
        "A1B", Series 1998-C1,
        6.506%, 7/15/2008 ......................................................     8,800,000     9,883,160
Vanderbilt Mortgage Finance,
        "A3", Series 2002-A,
        5.58%, 3/7/2018 ........................................................       930,000       974,999
                                                                                                 -----------
        Total Collateralized Mortgage Obligations
         (Cost $422,148,143) ...................................................                 430,920,728
                                                                                                 -----------

US GOVERNMENT SPONSORED AGENCIES - 2.5%
  Federal Home Loan Mortgage Corp.:

        4.5%, 1/15/2013 ........................................................    14,000,000    14,385,140
        5.2%, 3/5/2019 .........................................................     2,000,000     2,043,208
        6.25%, 7/15/2004 .......................................................     1,000,000     1,014,878
  Federal National Mortgage Association:
        6.125%, 3/15/2012 ......................................................    12,400,000    14,207,845
        6.375%, 6/15/2009 ......................................................    27,300,000    31,457,763
                                                                                                 -----------
        Total US Government Sponsored Agencies
         (Cost $61,006,191) ....................................................                  63,108,834
                                                                                                 -----------
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 5.1%

Government National Mortgage Association:
        5.0% with various maturities
         from 1/20/2033 until
         12/1/2033 (e) .........................................................    23,106,008    23,279,873
        5.5% with various maturities
         from 5/15/2033 until
         3/20/2034 (e) .........................................................    49,923,071    51,366,168
        6.0% with various maturities
         from 1/20/2033 until
         1/20/2034 .............................................................    23,492,542    24,533,763
        6.5% with various maturities
         from 10/15/2031 until
         12/1/2033 (e) .........................................................    24,335,286    25,687,733
        7.0% with various maturities
         from 1/15/2030 until
         9/15/2032 .............................................................     3,019,351     3,216,734
        7.5% with various maturities
         from 6/15/2026 until
         9/15/2032 .............................................................     1,528,194     1,643,433
                                                                                                 -----------
        Total Government National
        Mortage Association
         (Cost $129,353,130) ...................................................                 129,727,704
                                                                                                 -----------

                            See accompanying notes.

                        SCHEDULE OF PORTFOLIO INVESTMENTS

MARCH 31, 2004

                        PRESERVATIONPLUS INCOME PORTFOLIO
                                   (CONTINUED)

                                                                                     PRINCIPAL
                                                                                      AMOUNT
                                                                                     OR NUMBER       MARKET
        OTHER - 7.8%                                                                 OF SHARES       VALUE
        -----------                                                                 ------------   -----------
Scudder High Income Plus Fund (b)
        (Cost $180,248,261) .....................................................   $ 26,226,070   $198,793,611
                                                                                                   ------------

US GOVERNMENT BACKED - 6.9%

US Treasury Bills:
        0.89%*, 4/22/2004 (d) ...................................................   $ 14,200,000     14,192,876
        0.89%*, 4/29/2004 (d) ...................................................   $  5,300,000      5,296,290
US Treasury Bond,
        5.0%, 2/15/2011 .........................................................   $  1,100,000      1,213,781
US Treasury Note:
        1.125%, 6/30/2005 .......................................................   $    500,000      4,994,530
        1.50%, 2/28/2005 ........................................................   $    630,000        632,166
        1.50%, 7/31/2005 ........................................................   $ 23,560,000     23,637,300
        1.625%, 1/31/2005 .......................................................   $    325,000        326,409
        1.625%, 9/30/2005 .......................................................   $ 13,600,000     13,661,622
        1.875%, 1/31/2006 .......................................................   $  5,440,000      5,476,127
        2.0%, 8/31/2005 .........................................................   $ 28,730,000     29,015,059
        2.25%, 2/15/2007  .......................................................   $  2,600,000      2,622,142
        2.375%, 8/15/2006 .......................................................   $  6,025,000      6,113,730
        2.625%, 11/15/2006 ......................................................   $ 35,020,000     35,709,474
        2.625%, 3/15/2009 .......................................................   $  6,400,000      6,398,496
        3.25%, 1/15/2009 ........................................................   $  1,200,000      1,227,422
        4.0%, 2/15/2014 .........................................................   $  7,100,000      7,193,188
        4.25%, 11/15/2013 .......................................................   $  6,500,000      6,723,691
        5.75%, 8/15/2010 ........................................................   $ 10,100,000     11,596,062
        6.5%, 8/15/2005 .........................................................   $    860,000        921,074
                                                                                                    -----------
Total US Government Backed
(Cost $175,218,275) .............................................................                   176,951,439
                                                                                                    -----------

CASH EQUIVALENT - 14.1%

Scudder Cash Management QP Trust,
        1.10% (b)
        (Cost $358,533,572) .....................................................    358,533,572    358,533,572
                                                                                                  -------------
        Total Investment Portfolio (a) - 114.1%
        (Cost $2,834,714,001) ...................................................                 2,911,629,726

                                                                             MARKET
        WRAPPER AGREEMENTS(c)                                                VALUE
        --------------------                                            ---------------
Bank of America NA
        (Book Value $524,793,120;
        crediting rate 5.8%)  .......................................   $   (29,225,792)
CDC Financial Products, Inc. ........................................
        (Book Value $429,093,232;
        crediting rate 6.23%) .......................................       (32,054,478)
JP Morgan Chase Bank
        (Book Value $267,542,731;
        crediting rate 5.81%) .......................................       (14,961,525)
Prudential Insurance Co. of America
        (Book Value $304,238,196;
        crediting rate 5.24%) .......................................       (11,926,805)
Royal Bank of Canada
        (Book Value $238,526,246;
        crediting rate 5.01%) .......................................        (8,083,330)
Security Life of Denver Insurance Co. ...............................
        (Book Value $521,519,302;
        crediting rate 5.37%) .......................................       (22,927,051)
Transamerica Life Insurance & Annuity Co. ...........................
        (Book Value $223,084,258;
        crediting rate 6.79%) .......................................       (16,902,601)
                                                                        ---------------
Total Wrapper Agreements (5.3%) .....................................      (136,081,582)
Other Assets and Liabilities, Net (8.8%) ............................      (223,321,071)
                                                                        ---------------
Net Assets - 100.0%  ................................................   $ 2,552,227,073
                                                                        ===============

* Annualized yield at time of purchase, not a coupon rate.

                            See accompanying notes.

                        SCHEDULE OF PORTFOLIO INVESTMENTS

MARCH 31, 2004

                        PRESERVATIONPLUS INCOME PORTFOLIO
                                  (CONTINUED)

(a) The cost for federal income tax purposes was $2,834,727,779. At March 31, 2004, net unrealized appreciation for all securities based on tax cost was $76,901,947. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $89,005,857 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $12,103,910.

(b) Scudder High Income Plus Fund is also managed by Deutsche Asset Management, Inc. Scudder Cash Management QP Trust, an affiliated fund, is managed by Deutsche Investment Management Americas Inc. The rate shown for Scudder Cash Management QP Trust is the annualized seven-day yield at period end.

(c) Each Wrapper Agreement obligates the wrapper provider to maintain the Book Value of the portion of the Portfolio's assets up to a specified maximum dollar amount, upon the occurrence of certain specified events. The crediting rate shown is as of March 31, 2004.

(d) At March 31, 2004, this security has been pledged to cover, in whole or in part, initial margin requirements for open futures contracts.

(e) When issued or forward delivery pools included (see Notes to Financial Statements).

      144A: Security exempt from registration under 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

      Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the the Federal Home Loan Mortgage Corporation, Federal National Mortgage Association and the Government National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in the investment portfolio.

At March 31, 2004, open futures contracts sold were as follows:

                                                                                                                      UNREALIZED
                                                                                        AGGREGATE       MARKET      APPRECIATION
                        FUTURES                                EXPIRATION  CONTRACTS  FACE VALUE ($)   VALUE ($)   (DEPRECIATION)($)
                        -------                                ----------  ---------  -------------   -----------  ----------------
UK Treasury Bond ......................................        6/28/2004     1,114      222,685,322   222,753,320        (67,998)
Japan 10 year Bond ....................................        6/30/2004       146      194,166,864   193,034,075      1,132,789
US Treasury Bond ......................................        6/21/2004       506       56,693,036    57,715,625     (1,022,589)
US Treasury 10 year Note ..............................        6/21/2004       577       65,592,341    66,589,406       (997,065)
US Treasury 5 year Note ...............................        6/21/2004     2,308      259,068,131   262,102,250     (3,034,119)
US Treasury 2 year Note ...............................        6/29/2004     1,604      343,916,439   345,135,689     (1,219,250)
                                                                                                                      ----------
TOTAL NET UNREALIZED DEPRECIATION ON OPEN FUTURES CONTRACTS .....................................................     (5,208,232)
                                                                                                                      ----------

At March 31, 2004, open futures contracts purchased were as follows:

                                                                                                                      UNREALIZED
                                                                                        AGGREGATE        MARKET      APPRECIATION
        FUTURES                                               EXPIRATION   CONTRACTS  FACE VALUE ($)    VALUE ($)  (DEPRECIATION)($)
        -------                                               ----------   ---------  -------------    ----------- ----------------
Australia 10 year Bond ................................        6/15/2004       338      26,945,844      26,776,902    (168,942)
Canada 10 year Bond ...................................        6/21/2004     1,366     115,293,578     116,139,882     846,304
Germany 10 year Bond ..................................         6/8/2004     1,855     260,674,470     264,594,230   3,919,760
US Treasury 10 year Note ..............................        6/21/2004       482      55,276,788      55,761,806     485,018
                                                                                                                     ---------
TOTAL NET UNREALIZED APPRECIATION ON OPEN FUTURES CONTRACTS ......................................................   5,082,140
                                                                                                                     ---------

The use of futures contracts involves elements of market risk and risks in excess of the amount recognized in the Statement of Assets and Liabilities. The "aggregate face value" presented above represents the Portfolio's total exposure in such contracts.

                            See accompanying notes.

PreservationPlus Income Portfolio

STATEMENT OF ASSETS AND LIABILITIES as of March 31, 2004 (Unaudited)

ASSETS
Investments:
        Investments in securities, at value (cost $2,295,932,168) .................   $2,354,302,543
        Investment in Scudder High Income Plus Fund (cost $180,248,261) ...........      198,793,611
        Investment in Scudder Cash Management QP Trust (cost $358,533,572) ........      358,533,572
Total investments in securities, at value (cost $2,834,714,001) ...................    2,911,629,726
Cash ..............................................................................           20,180
Receivable for investments sold ...................................................       31,936,802
Dividends receivable ..............................................................          496,296
Interest receivable ...............................................................       15,633,561
Receivable for daily variation margin on open futures contracts ...................       22,607,039
Unrealized appreciation on forward currency exchange contracts ....................        4,214,589
Other assets ......................................................................           43,955
                                                                                       -------------
Total assets ......................................................................    2,986,582,098
                                                                                       -------------
LIABILITIES
Payable for investments purchased .................................................       33,939,449
Payable for when - issued and forward delivery securities .........................      244,813,567
Wrapper agreements ................................................................      136,081,582
Payable for daily variation margin on open futures contracts ......................       11,024,863
Unrealized depreciation on forward currency exchange contracts ....................        5,957,584
Accrued advisory fee ..............................................................          668,634
Other accrued expenses and payables ...............................................        1,869,346
                                                                                      --------------
Total liabilities .................................................................      434,355,025
                                                                                      --------------
NET ASSETS, AT VALUE ..............................................................   $2,552,227,073
                                                                                      ==============

STATEMENT OF OPERATIONS for the six months ended March 31, 2004 (Unaudited)

INVESTMENT INCOME
Income:
Interest . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $ 49,391,397
        Credit rate income .......................................................      6,591,235
        Mortgage dollar roll income ..............................................        340,719
        Dividends from affiliated investment companies ...........................      9,474,724
Total Income .....................................................................     65,798,075
Expenses:
        Advisory fee .............................................................      7,991,542
        Wrapper fees .............................................................      2,672,402
        Administrator service fee ................................................        636,293
        Auditing .................................................................         24,850
        Legal ....................................................................          8,234
        Trustees' fees and expenses ..............................................         44,900
        Other ....................................................................         35,478
                                                                                     ------------
Total expenses, before expense reductions ........................................     11,413,699
Expense reductions ...............................................................     (1,229,423)
                                                                                     ------------
Total expenses, after expense reductions .........................................     10,184,276
                                                                                     ------------
NET INVESTMENT INCOME ............................................................     55,613,799
                                                                                     ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT TRANSACTIONS
Net realized gain (loss) from:
        Investments ..............................................................     15,289,872
        Futures ..................................................................     (4,100,857)
        Foreign currency related transactions ....................................     51,743,799
                                                                                     ------------
                                                                                       62,932,814
                                                                                     ------------
Net unrealized appreciation (depreciation) during the period on:
Investments ......................................................................     13,564,536
Futures ..........................................................................     (5,411,353)
Foreign currency related transactions ............................................    (12,662,690)
Wrapper agreements ...............................................................    (58,764,026)
                                                                                     ------------
                                                                                      (63,273,533)
                                                                                     ------------
Net gain (loss) on investments ...................................................       (340,719)
                                                                                     ------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS ..................   $ 55,273,080
                                                                                     ============

                       See notes to financial statements

PreservationPlus Income Portfolio

STATEMENT OF CHANGES IN NET ASSETS

                                                                                       FOR THE
                                                                                   SIX MONTHS ENDED      FOR THE
                                                                                    MARCH 31, 2004      YEAR ENDED
                                                                                     (UNAUDITED)     SEPTEMBER 30, 2003
                                                                                   ---------------   ------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income ..........................................................   $    55,613,799    $    78,204,123
Net realized gain (loss) on investment transactions ............................        62,932,814         13,411,488
Net unrealized appreciation (depreciation) on investments, futures and
        foreign currency related transactions during the period ................        (4,509,507)        40,861,879
Net unrealized appreciation (depreciation) on wrapper
        agreements during the period ...........................................       (58,764,026)       (56,209,367)
                                                                                   ---------------    ---------------
Net increase (decrease) in net assets resulting from operations ................        55,273,080         76,268,123
                                                                                   ---------------    ---------------
Capital transactions in shares of beneficial interest:
Proceeds from capital invested .................................................       214,034,853      1,718,325,126
Value of capital withdrawn .....................................................      (171,096,214)      (351,572,336)
                                                                                   ---------------    ---------------
Net increase (decrease) in net assets from capital
        transactions in shares of beneficial interest ..........................        42,938,639      1,366,752,790
                                                                                   ---------------    ---------------
Increase (decrease) in net assets ..............................................        98,211,719      1,443,020,913
Net assets at beginning of period ..............................................     2,454,015,354      1,010,994,441
                                                                                   ---------------    ---------------
NET ASSETS AT END OF PERIOD ....................................................   $ 2,552,227,073    $ 2,454,015,354
                                                                                   ===============    ===============

FINANCIAL HIGHLIGHTS

Contained below are selected supplemental data and ratios to average net assets for the periods indicated for the PreservationPlus Income Portfolio.

                                                FOR THE           FOR THE         FOR THE          FOR THE
                                               YEAR ENDED        YEAR ENDED      YEAR ENDED       YEAR ENDED
                                            SEPT. 30, 2004(a)  SEPT. 30, 2003  SEPT. 30, 2002   SEPT. 30, 2001
                                            ----------------   --------------  --------------   --------------
RATIOS TO AVERAGE NET ASSETS
  AND SUPPLEMENTAL DATA
Net assets, end of period ($ millions)          $2,552           $ 2,454          $1,011         $    227
Ratios of expenses before expense
reductions (%)                                     .90*              .88             .93             1.01
Ratio of expenses after expense
reductions (%)                                     .80*              .80             .80              .80
Ratio of net investment income (loss) (%)         4.36*             4.31            5.21             6.37
Portfolio turnover rate (%)                        112(c)*           244              62               13
Total Investment Return (%)(e)                    2.18**            4.33            5.53             6.58


                                                FOR THE              FOR THE
                                               YEAR ENDED           PERIOD ENDED
                                             SEPT. 30, 2000       SEPT. 30, 1999(b)
RATIOS TO AVERAGE NET ASSETS
AND SUPPLEMENTAL DATA
Net assets, end of period ($ millions)          $  201               $   26
Ratios of expenses before expense
reductions (%)                                     .99                 1.41*
Ratio of expenses after expense
reductions (%)                                     .35                  .49*
Ratio of net investment income (loss) (%)         7.33                 6.47*
Portfolio turnover rate (%)                        --(d)                149
Total Investment Return (%)(e)                    7.30                 4.61**


(a) For the six months ended March 31, 2004 (Unaudited).

(b) For the period December 23, 1998 (commencement of operations) to September 30, 1999.

(c) The portfolio turnover rate including mortgage dollar roll transactions was 143% for the period ended March 31, 2004.

(d) Less than 1%.

(e) Total return would have been lower had certain expenses not been reduced.

* Annualized

**Not annualized

                       See notes to financial statements

                       PreservationPlus Income Portfolio

                         NOTES TO FINANCIAL STATEMENTS

A. SIGNIFICANT ACCOUNTING POLICIES

PreservationPlus Income Portfolio ("PreservationPlus Income Portfolio" or the "Portfolio") is a diversified series of Scudder Investment Portfolios (the "Trust"), which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open - end management investment company organized as a New York business trust.

The Portfolio's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Portfolio in the preparation of its financial statements.

SECURITY VALUATION. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading. Debt securities are valued by independent pricing services approved by the Trustees of the Portfolio. If the pricing services are unable to provide valuations, securities are valued at the most recent bid quotation or evaluated price, as applicable, obtained from one or more broker - dealers. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes.

Money market instruments purchased with an original or remaining maturity of sixty days or less, maturing at par, are valued at amortized cost. Investments in open - end investment companies and Scudder Cash Management QP Trust are valued at their net asset value each business day.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Trustees.

Wrapper Agreements generally will be equal to the difference between the Book Value of the Wrapper Agreements and Market Value (plus accrued interest on the underlying securities) of the covered assets and will either be reflected as an asset or a liability of the Portfolio. The Portfolio's Board of Trustees, in performing its fair value determination of the Portfolio's Wrapper Agreements, considers the creditworthiness and the ability of Wrapper Providers to pay amounts due under the Wrapper Agreements.

FOREIGN CURRENCY TRANSLATIONS. The books and records of the Portfolio are maintained in US dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into US dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into US dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the disposition of forward foreign currency exchange contracts and foreign currencies, and the difference between the amount of net investment income accrued and the US dollar amount actually received. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gains and losses on investment securities.

FUTURES CONTRACTS. A futures contract is an agreement between a buyer or seller and an established futures exchange or its clearinghouse in which the buyer or seller agrees to take or make a delivery of a specific amount of a financial instrument at a specified price on a specific date (settlement date). The Portfolio may enter into futures contracts as a hedge against anticipated interest rate, currency or equity market changes, and for duration management, risk management and return enhancement purposes.

Upon entering into a futures contract, the Portfolio is required to deposit with a financial intermediary an amount ("initial margin") equal to a certain percentage of the face value indicated in the futures contract. Subsequent payments ("variation margin") are made or received by the Portfolio dependent upon the daily fluctuations in the value of the underlying security and are recorded for financial reporting purposes as unrealized gains or losses by the Portfolio. When entering into a closing transaction, the Portfolio will realize a gain or loss equal to the difference between the value of the futures contract to sell and the futures contract to buy. Futures contracts are valued at the most recent settlement price.

Certain risks may arise upon entering into futures contracts, including the risk that an illiquid secondary market will limit the Portfolio's ability to close out a futures contract prior to the settlement date and that a change in the value of a futures contract may not correlate exactly with the changes in the value of the securities or currencies hedged. When utilizing futures contracts to hedge, the Portfolio gives up the opportunity to profit from favorable price movements in the hedged positions during the term of the contract.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS. A forward foreign currency exchange contract ("forward currency contract") is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. The Portfolio may enter into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign currency denominated portfolio holdings and to facilitate transactions in foreign currency denominated securities.

Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and unrealized gain (loss) is recorded daily. Sales and purchases of forward currency contracts having the same settlement date and broker are offset and any gain (loss) is realized on the date of offset; otherwise, gain (loss) is realized on settlement date. Realized and unrealized gains and losses which represent the difference between the value of a forward currency contract to buy and a forward currency contract to sell are included in net realized and unrealized gain (loss) from foreign currency related transactions.

Certain risks may arise upon entering into forward currency contracts from the potential inability of counterparties to meet the terms of their contracts. Additionally, when utilizing forward currency contracts to hedge, the Portfolio gives up the opportunity to profit from favorable exchange rate movements during the term of the contract.

WHEN - ISSUED/DELAYED DELIVERY SECURITIES. The Portfolio may purchase securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time the Portfolio enters into a commitment to purchase a security, the transaction is recorded and the value of the security is reflected in the net asset value. The price of such security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. No interest accrues to the Portfolio until payment takes place. At the time the Portfolio enters into this type of transaction it is required to segregate cash or other liquid assets at least equal to the amount of the commitment.

Certain risks may arise upon entering into when - issued or delayed delivery securities from the potential inability of counterparties to meet the terms of their contracts or if the issuer does not issue the securities due to political, economic, or other factors. Additionally, losses may arise due to changes in the value of the underlying securities.

MORTGAGE DOLLAR ROLLS. The Portfolio may enter into mortgage dollar

PreservationPlus Income Portfolio

NOTES TO FINANCIAL STATEMENTS

rolls in which the Portfolio sells mortgage - backed securities for delivery in the current month and simultaneously contracts to repurchase similar, but not identical, securities on a fixed date. The Portfolio receives compensation as consideration for entering into the commitment to repurchase. The compensation is paid in the form of a lower price for the security upon its repurchase or, alternatively, a fee. Mortgage dollar rolls may be renewed with a new sale and repurchase price and a cash settlement made at each renewal without physical delivery of the securities subject to the contract.

Certain risks may arise upon entering into mortgage dollar rolls from the potential inability of counterparties to meet the terms of their commitments. Additionally, the value of such securities may change adversely before the Portfolio is able to repurchase them.

FEDERAL INCOME TAXES. The Portfolio is considered a partnership under the Internal Revenue Code. Therefore, no federal income tax provision is required.

OTHER. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment security transactions are reported on trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex - dividend date. Realized gains and losses from investment transactions are recorded on an identified cost basis. The credit rate income is accrued daily and represents the difference between actual interest earned on covered assets under the Portfolio's Wrapper Agreements and the product of the Book Value of the Wrapper Agreements multiplied by the credit rate as determined pursuant to the Wrapper Agreements.

The Portfolio makes a daily allocation of its net investment income and realized and unrealized gains and losses (including Wrapper Agreements) from securities and foreign currency transactions to its investors in proportion to their investment in the Portfolio.

B. PURCHASES AND SALES OF SECURITIES

During the six months ended March 31, 2004, purchase and sales of investment securities (excluding short - term instruments, US Treasury obligations and mortgage dollar roll transactions) aggregated $1,326,288,939 and $1,059,170,665, respectively. Purchases and sales of US Treasury obligations aggregated $184,596,204 and $300,057,136, respectively. Purchases and sales of mortgage dollar roll transactions aggregated $372,487,656 and $371,645,938, respectively.

C. RELATED PARTIES

Scudder Investments is part of Deutsche Asset Management, which is the marketing name in the US for the asset management activities of Deutsche Bank AG. Deutsche Asset Management, Inc. ("DeAM, Inc." or the "Advisor") is the Advisor for the Portfolio and Investment Company Capital Corporation ("ICCC" or the "Administrator") is the Administrator for the Portfolio, both wholly owned subsidiaries of Deutsche Bank AG.

INVESTMENT ADVISORY AGREEMENT. Under the Investment Advisory Agreement, the Advisor directs the investments of the Portfolio in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Portfolio. The advisory fee payable under the Investment Advisory Agreement is equal to an annual rate of 0.70% of the Portfolio's average daily net assets, computed and accrued daily and payable monthly. These fees are not charged on assets invested in Cash Management Fund Institutional. These fees are reduced to 0.10% on assets invested in Scudder High Income Plus Fund.

For the six months ended March 31, 2004, the Advisor and Administrator maintained the annualized expenses of the Portfolio including the annual premiums on Wrapper Agreements at not more than 0.80% of the Portfolio's average daily net assets. The amount of the waiver and whether the Advisor and Administrator waive their fees may vary at any time without notice to the shareholders.

Accordingly, for the six months ended March 31, 2004, the Advisor did not impose a portion of its advisory fee pursuant to the Investment Advisory Agreement aggregating $1,229,423 and the amount imposed aggregated $6,762,119, which was equivalent to an annual effective rate of 0.53% of the Portfolio's average net assets.

ADMINISTRATOR SERVICE FEE. ICCC serves as Administrator and receives a fee (the "Administrator Service Fee") of 0.05% of the Portfolio's average daily net assets, computed and accrued daily and payable monthly. For the six months ended March 31, 2004, the Administrator Service Fee was $636,293, of which $107,584 is unpaid at March 31, 2004.

OTHER. The Portfolio may invest in Cash Management Fund Institutional, an open - end management investment company managed by DeAM, Inc. Distributions from Cash Management Fund Institutional to the Portfolio for the six months ended March 31, 2004 totaled $511,903.

To gain exposure to high yield debt securities, the Portfolio may purchase high yield debt securities directly or invest in the Scudder High Income Plus Fund, an affiliated mutual fund. The Portfolio will reduce its advisory fee to 0.10% of its average daily net assets with respect to its assets invested in the Scudder High Income Plus Fund. Distributions from Scudder High Income Plus Fund to the Portfolio for the six months ended March 31, 2004 totaled $8,330,190.

TRUSTEES' FEES AND EXPENSES. As compensation for his or her services, each Independent Trustee receives an aggregate annual fee, plus a fee for each meeting attended (plus reimbursement for reasonable out-of-pocket expenses incurred in connection with his or her attendance at board and committee meetings) from each Fund in the Fund Complex for which he or she serves. In addition, the Chairman of the Fund Complex's Audit Committee receives an annual fee for his services.

Scudder Cash Management QP Trust. Pursuant to an Exemptive Order issued by the SEC, the Fund may invest in the Scudder Cash Management QP Trust (the "QP Trust") and other affiliated funds managed by the Advisor. The QP Trust seeks to provide as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. The QP Trust does not pay the Advisor a management fee for the affiliated funds' investments in the QP Trust. Distributions from Scudder Cash Management QP Trust to the Portfolio for the six months ended March 31, 2004 totaled $632,631.

D. FORWARD FOREIGN CURRENCY COMMITMENTS

As of March 31, 2004 the Portfolio had the following open forward foreign currency exchange contracts:

                                                                                   NET
                                                            SETTLEMENT          UNREALIZED
    CONTRACTS TO DELIVER             IN EXCHANGE FOR           DATE            APPRECIATION
---------------------------        -------------------      ----------         ------------
USD              30,932,571        CAD      40,599,000        4/6/2004           $   50,497
USD              47,376,312        CHF      60,672,000        4/6/2004              507,653
USD              10,526,255        GPB       5,815,000        4/6/2004              170,220
USD               2,295,199        NZD       3,559,000        4/6/2004               70,503
AUD             103,082,000        USD      78,643,835        4/6/2004               66,164
EUR             117,869,000        USD     145,868,781        4/6/2004            1,002,297
GPB             150,392,000        USD     276,784,445        4/6/2004              143,992
JPY           3,550,956,000        USD      34,114,613        4/6/2004               24,386
USD              37,296,059        JPY   4,085,000,000        4/6/2004            1,921,149
NZD              11,028,000        USD       7,586,051        4/6/2004              255,633
USD              34,111,379        JPY   3,550,956,000        5/7/2004                2,095
                                                                                 ----------

Total unrealized appreciation                                                    $4,214,589

PreservationPlus Income Portfolio

NOTES TO FINANCIAL STATEMENTS

                                                                              NET
                                                              SETTLEMENT   UNREALIZED
    CONTRACTS TO DELIVER             IN EXCHANGE FOR            DATE     (DEPRECIATION)
    --------------------           --------------------       ---------- -------------
USD               32,758,988       CHF       41,466,000       4/6/2004   $    (32,912)
USD              165,598,815       EUR      134,526,000       4/6/2004       (260,103)
USD                4,983,989       NZD        7,469,000       4/6/2004        (19,272)
USD              110,881,637       AUD      144,317,000       4/6/2004       (871,221)
AUD               41,235,000       USD       30,301,540       4/6/2004     (1,131,206)
CAD               17,446,000       USD       12,989,546       4/5/2004       (324,344)
CAD               23,153,000       USD       17,214,638       4/5/2004       (454,541)
CHF              102,138,000       USD       79,930,507       4/6/2004       (679,533)
EUR               16,657,000       USD       20,344,360       4/6/2004       (127,868)
USD              267,622,147       GPB      144,577,000       4/6/2004     (1,678,169)
JPY              534,044,000       USD        4,944,440       4/6/2004       (182,540)
CHF               41,466,000       USD       32,779,447       5/4/2004        (47,868)
EUR              134,526,000       USD      165,466,980       5/4/2004       (148,007)
                                                                           -----------
Total unrealized depreciation                                            $ (5,957,584)

CURRENCY ABBREVIATIONS
----------------------
AUD        Australian Dollar         GBP    British Pound
CAD        Canadian Dollar           JPY    Japanese Yen
CHF        Swiss Franc               NZD    New Zealand Dollar
EUR        Euro                      USD    US Dollars

E. LINE OF CREDIT

The Portfolio and several other affiliated funds (the "Participants") share in a $1.25 billion revolving credit facility administered by a JP Morgan Chase Bank for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated, based upon net assets, among each of the Participants. Interest is calculated at the Federal Funds Rate plus 0.5 percent. The Portfolio may borrow up to a maximum of 33 percent of its net assets under the agreement.

F. WRAPPER AGREEMENTS

The Portfolio enters into Wrapper Agreements with insurance companies, banks or other financial institutions that are designed to protect the Portfolio from investment losses and, under most circumstances, permit the Fund to maintain a constant NAV per share. Since there is no market for Wrapper Agreements they are considered illiquid.

A Wrapper Agreement obligates the wrapper provider to maintain the "Book Value" of the securities covered by the Wrapper Agreement (the "covered assets") up to specified amounts, under certain circumstances. Book Value of the covered assets is generally deposits, plus interest accrued at a crediting rate established under the Wrapper Agreement, less any adjustments for withdrawals or for defaulted or impaired securities (as specified in the Wrapper Agreement). In general, if the Book Value of the Wrapper Agreement exceeds the market value of the covered assets (including accrued interest), the wrapper provider becomes obligated to pay the difference to the Portfolio in the event of shareholder redemptions. On the other hand, if the Book Value of the Wrapper Agreement is less than the market value of the covered assets (including accrued interest), the Portfolio becomes obligated to pay the difference to the wrapper provider in the event of shareholder redemptions. The circumstances under which payments are made and the timing of payments between the Portfolio and the wrapper providers may vary based on the terms of the Wrapper Agreements. At March 31, 2004, approximately 67% (based on Book Value) of the Portfolio's Wrapper Agreements generally require that payments to or from the wrapper provider do not arise until withdrawals exceed a specified percentage (ranging from 35% to 50%) of the covered assets and approximately 33% of the Portfolio's Wrapper Agreements generally require that payments to or from the wrapper provider do not arise until all of the covered assets have been liquidated, after which time payment covering the difference between Book Value and covered market value will occur. There were no such payments to or from the wrapper providers during the six months ended March 31, 2004.

A default by the issuer of a portfolio security or a Wrapper Provider on its obligations might result in a decrease in the value of the Portfolio assets. The Wrapper Agreements generally do not protect the Portfolio from loss if an issuer of Portfolio securities defaults on payments of interest or principal.

G. WRAPPER AGREEMENT VALUATION

The staff of the Securities and Exchange Commission has inquired as to the valuation methodology for Wrapper Agreements utilized by "stable value" mutual funds including this Portfolio. In the event that the commissioners of the Securities and Exchange Commission determine that the valuation method currently utilized by "stable value" mutual funds is no longer an acceptable practice, and wrapper contracts should be valued based on their probable cash flows, the fair value of the Wrapper Agreements would be different. To the extent that the Wrapper Agreements are valued as a payable/receivable under the current method, the change would result in an increase/decrease in net assets. At March 31, 2004, the Wrapper Agreements had a fair value of $136,275,362, which the Portfolio reflected as a payable to the wrapper providers.

H. REGULATORY MATTERS AND LITIGATION

Since at least July 2003, federal, state and industry regulators have been conducting ongoing inquiries and investigations ("inquiries") into the mutual fund industry, and have requested information from numerous mutual fund companies, including Scudder Investments. We are unable to determine what the outcome of these inquiries will be or what the effect, if any, would be on the funds or their advisors. Publicity about mutual fund practices arising from these industry wide inquiries serves as the general basis of a number of private lawsuits against the Scudder Funds. These lawsuits, which previously have been reported in the press, involve purported class action and derivative lawsuits, making various allegations and naming as defendants various persons, including certain Scudder funds, Deutsche Asset Management ("DeAM") and its affiliates, certain individuals, including in some cases, Fund Trustees/Directors and other parties. DeAM has undertaken to bear all liabilities and expenses incurred by the Scudder funds in connection with these lawsuits, or other lawsuits or regulatory actions that may be filed making allegations similar to these lawsuits regarding fund valuation, market timing, revenue sharing or other subjects of the pending inquiries. Based on currently available information, DeAM believes the likelihood that the pending lawsuits will have a material adverse financial impact on a Scudder fund is remote and such actions are not likely to materially affect its ability to perform under its investment management agreements with the Scudder funds.

DIRECTOR DISCLOSURE

MARCH 31, 2004

NAME,                                   POSITION(S)                   TERM OF
ADDRESS AND                             HELD WITH                     OFFICE AND
DATE OF BIRTH                           THE FUND                      LENGTH OF TIME SERVED
Donald A. Chubb, Jr.                    Director**                    1994 to present***
One Security Benefit Place
Topeka, KS 66636-0001
12/14/46

Harry W. Craig, Jr.                     Director                      2004 to present***
One Security Benefit Place
Topeka, KS 66636-0001
05/11/39

Penny A. Lumpkin                        Director**                    1993 to present***
One Security Benefit Place
Topeka, KS 66636-0001
08/20/39

Mark L. Morris, Jr.                     Director**                    1991 to present***
One Security Benefit Place
Topeka, KS 66636-0001
02/03/34

Maynard F. Oliverius                    Director**                    1998 to present***
One Security Benefit Place
Topeka, KS 66636-0001
12/18/43

John D. Cleland                         Chairman of the Board         February 2000 to present***
One Security Benefit Place              Director*                     1991 to present***
Topeka, KS 66636-0001
05/01/36

James R. Schmank                        President                     February 2000 to present***
One Security Benefit Place              Director*                     1997 to present***
Topeka, KS 66636-0001
02/21/53


                                                                                                      NUMBER OF
                                              PRINCIPAL                                             PORTFOLIOS IN
NAME,                                         OCCUPATION(S)                                         FUND COMPLEX
ADDRESS AND                                   DURING THE PAST                                       OVERSEEN BY
DATE OF BIRTH                                 5 YEARS                                               THE DIRECTOR
Donald A. Chubb, Jr.                          Business broker,                                           35
One Security Benefit Place                      Griffith & Blair Realtors
Topeka, KS 66636-0001                         Manager, Star Sign, Inc.
12/14/46

Harry W. Craig, Jr.                           Chairman, CEO, Secretary and Director                      35
One Security Benefit Place                      Martin Tractor, Inc.
Topeka, KS 66636-0001                         President and Director,
05/11/39                                        The Martin Company, Inc.

Penny A. Lumpkin                              President, Vivian's Gift Shop                              35
One Security Benefit Place                    Vice President,Palmer Companies, Inc.
Topeka, KS 66636-0001                         Vice President,Bellairre Shopping Center
08/20/39                                      Partner, Goodwin Ent.
                                              Partner, Town Crier

                                              Vice President and Treasurer, Palmer News, Inc.
                                              Vice President, M/S News, Inc.
                                              Secretary, Kansas City Periodicals

Mark L. Morris, Jr.                           Independent Investor, Morris Co.                           35
One Security Benefit Place                    Partner, Mark Morris Associates
Topeka, KS 66636-0001
02/03/34

Maynard F. Oliverius                          President & CEO, Stormont Vail HealthCare                  35
One Security Benefit Place
Topeka, KS 66636-0001
12/18/43

John D. Cleland                               Sr. Vice President and Managing Member                     35
One Security Benefit Place                      Representative, Security Management Company, LLC
Topeka, KS 66636-0001                         Sr. Vice President, Security Benefit Group, Inc.
05/01/36                                      Sr. Vice President, Security Benefit Life Insurance Co.
                                              Director & Vice President, Security Distributors, Inc.

James R. Schmank                              President and Managing Member Representative,              35
One Security Benefit Place                      Security Management Company, LLC
Topeka, KS 66636-0001                         Sr.Vice President, Security Benefit Group, Inc.
02/21/53                                      Sr.Vice President, Security Benefit Life Insurance Co.
                                              Director, Security Distributors, Inc.

*These directors are deemed to be "interested persons" of the Fund under the Investment Company Act of 1940, as amended, by reason of their positions with the Funds' Investment Manager and/or the parent of the Investment Manager.

**These directors serve on the Funds' joint audit committee, the purpose of which is to meet with the independent auditors, to review the work of the auditors, and to oversee the handling by Security Management Company, LLC of the accounting function for the Funds.

***Term is until the next annual meeting, or until their successors shall have been duly elected and qualified.

The statement of additional information ("SAI") includes additional information about the Fund Directors and is available upon request without charge by calling 1-800-888-2461.

                      This page left intentionally blank.

THE SECURITY GROUP OF
MUTUAL FUNDS

Security Large Cap Value Fund
Security Equity Fund

      - Equity Series

      - Global Series

      - Social Awareness Series

      - Mid Cap Value Series

      - Small Cap Growth Series

      - Enhanced Index Series

      - Select 25 Series

      - Large Cap Growth Series

      - Alpha Opportunity Series

Security Mid Cap Growth Fund
Security Income Fund

      - Diversified Income Series

      - High Yield Series

      - Income Opportunity Series

      - Capital Preservation Series

Security Municipal Bond Fund

Security Cash Fund

This report is submitted for the general information of the shareholders of the Funds. The report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus which contains details concerning the sales charges and other pertinent information.

[SECURITY DISTRIBUTORS, INC. LOGO]

One Security Benefit Place
Topeka, KS 66636-0001

SECURITY FUNDS
OFFICERS AND DIRECTORS

DIRECTORS

Donald A. Chubb, Jr.
John D. Cleland
Harry W.Craig, Jr.
Penny A. Lumpkin
Mark L. Morris, Jr., D.V.M.
Michael G. Odlum
Maynard F. Oliverius
James R. Schmank

OFFICERS

John D. Cleland, Chairman of the Board
Michael G. Odlum President
Steven M. Bowser, Vice President
Thomas A. Swank, Vice President
Amy J. Lee, Secretary
Christopher D. Swickard, Assistant Secretary
Brenda M. Harwood, Treasurer

                                   PRESORTED
                                    STANDARD
                                US POSTAGE PAID
                                  PERMIT #3602
                                BERWYN, IL 60402

ITEM 2.           CODE OF ETHICS.

                  Not required at this time.

ITEM 3.           AUDIT COMMITTEE FINANCIAL EXPERT.

                  Not required at this time.

ITEM 4.           PRINCIPAL ACCOUNTANT FEES AND SERVICES.

                  Not required at this time.

ITEM 5.           AUDIT COMMITTEE OF LISTED REGISTRANTS.

                  Not applicable.

ITEM 6.           RESERVED.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

                  Not applicable.

ITEM 8.           RESERVED.

ITEM 9.           CONTROLS AND PROCEDURES.

                  (a) The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

                  (b) There were no significant changes in the registrant's internal controls, or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10.          EXHIBITS.

                  (a)   (1) Not required at this time.

                        (2) Certifications pursuant to Section 302 of the
                            Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached hereto.

                  (b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                             SECURITY INCOME FUND

                                             By:  MICHAEL G. ODLUM
                                                  ---------------------------
                                                  Michael G. Odlum, President

                                             Date: June 1, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                                             By:  MICHAEL G. ODLUM
                                                  ---------------------------
                                                  Michael G. Odlum, President

                                             Date: June 1, 2004

                                             By:  BRENDA M. HARWOOD
                                                  -----------------------------
                                                  Brenda M. Harwood, Treasurer

                                             Date: June 1, 2004